UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22253

Nuveen AMT-Free Municipal Value Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1.	Reports to Stockholders.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
April 30, 2026
Semi-Annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen Municipal Value Fund, Inc.
NUV
Nuveen AMT-Free Municipal Value Fund
NUW
Nuveen Municipal Income Fund, Inc.
NMI

Table
of Contents
Important Notices 3
Common Share Information 4
About the Funds’ Benchmarks 6
Fund Performance and Holdings Summaries 7
Portfolios of Investments 14
Statement of Assets and Liabilities 58
Statement of Operations 59
Statement of Changes in Net Assets 60
Financial Highlights 62
Notes to Financial Statements 66
Additional Fund Information 76
Glossary of Terms Used in this Report 77
Statement Regarding Basis for Approval of Investment Advisory Contract 78

Important Notices

Portfolio manager commentaries:
The Funds include portfolio manager commentary in their annual shareholder reports. For your Fund’s most recent annual portfolio manager discussion, please refer to the Discussion of Fund Performance section of the
Fund’s annual shareholder report.
Fund changes:
For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to
Financial Statements section of this report.
Fund principal investment policies and principal risks:
Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.
Fund performance:
For current information on your Fund’s average annual total returns please refer to the Fund’s website at
www.nuveen.com . For average annual total returns as of the end of this reporting period, please refer to the Fund Performance and
Holding Summaries section within this report.
NUV and NUW – Portfolio manager update:
Effective February 27, 2026, Margot Kleinman was added as a portfolio manager of the Funds.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds' distributions is current as of April 30, 2026.  Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.
During the current fiscal period, each Fund's distributions to common shareholders were as shown in the accompanying table.
Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time).
The Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the
Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. If the Fund’s distribution includes anything other than net investment income, the Fund will provide a notice to shareholders of its best estimate of the distribution sources at the time of the distribution. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE EQUITY SHELF PROGRAM
During the current reporting period, NUV and NMI were authorized by the Securities and Exchange Commission to issue additional common shares through equity shelf programs (Shelf Offering). Under these programs, NUV and NMI, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above the Fund's NAV per common share. The maximum aggregate offering under these Shelf Offerings are as shown in the accompanying table.
ok
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) NUV NUW NMI
November $0.0325 $0.0485 $0.0380
December 0.0325 0.0485 0.0380
January 0.0325 0.0485 0.0380
February 0.0325 0.0485 0.0380
March 0.0325 0.0485 0.0380
April 0.0325 0.0485 0.0380
Total Distributions from Net Investment Income $0.1950 $0.2910 $0.2280
Yields
NUV NUW NMI
Market Yield
1
4.26% 4.12% 4.57%
Taxable-Equivalent Yield
1
7.20% 6.97% 7.72%
1
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period.
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
NUV NMI
Maximum aggregate offering Unlimited* 2,000,000
*   For the period March 27, 2026 through April 30, 2026.

During the current reporting period, NUV and NMI each sold common shares through its Shelf Offering at a weighted average premium to its NAV per common share in the accompanying table.
Refer to the Notes to Financial Statements for further details on Shelf Offerings and the Fund’s transactions.
COMMON SHARE REPURCHASES
The Funds’ Board of Directors/Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares. Refer to the Notes to Financial Statements for further details on share repurchases and each Fund’s transactions.
NUV NMI
Common shares sold through shelf offering 1,028,948 781,103
Weighted average premium to NAV per common share sold 0.42% 1.61%

About the Funds’ Benchmarks
S&P Municipal Bond Index
: An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Yield Index
: An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance and Holdings
Summaries

The Fund Performance and Holding Summaries for each Fund are shown below within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Municipal Value Fund, Inc.
Fund Performance and Holdings Summaries April 30, 2026
NUV
Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NUV at Common Share NAV 6/17/87 1.26% 5.66% 0.56% 2.37%
NUV at Common Share Price 6/17/87 3.86% 10.24% (0.24)% 2.48%
S&P Municipal Bond Index — 1.36% 6.03% 1.13% 2.29%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$9.12 $9.15 0.33% (0.58)%

Holdings
Fund Allocation
(% of net assets)
Municipal Bonds 105.2%
Exchange-Traded Funds 0.3%
Other Assets & Liabilities, Net 0.9%
Floating Rate Obligations (6.4)%
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AAA 8.3%
AA 50.5%
A 23.2%
BBB 7.7%
BB or Lower 2.2%
N/R (not rated) 7.8%
N/A (not applicable) 0.3%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 31.1%
Transportation 18.6%
Utilities 18.0%
Tax Obligation/General 11.9%
Health Care 8.3%
Education and Civic
Organizations 4.2%
U.S. Guaranteed 2.3%
Other 5.3%
Exchange-Traded Funds 0.3%
Total 100%

Nuveen AMT-Free Municipal Value Fund
Fund Performance and Holdings Summaries April 30, 2026
NUW
Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NUW at Common Share NAV 2/25/09 1.01% 6.03% 0.51% 2.33%
NUW at Common Share Price 2/25/09 0.14% 7.33% 0.40% 1.80%
S&P Municipal Bond Index — 1.36% 6.03% 1.13% 2.29%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$14.98 $14.11 (5.81)% (4.74)%

Holdings
Fund Allocation
(% of net assets)
Municipal Bonds 106.1%
Other Assets & Liabilities, Net 1.7%
Floating Rate Obligations (7.8)%
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AAA 11.8%
AA 48.3%
A 23.8%
BBB 5.5%
BB or Lower 1.9%
N/R (not rated) 8.7%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 25.3%
Utilities 20.9%
Tax Obligation/General 19.3%
Health Care 10.4%
Education and Civic
Organizations 7.4%
Transportation 6.9%
Consumer Staples 2.9%
Other 6.9%
Total 100%

Nuveen Municipal Income Fund, Inc.
Fund Performance and Holdings Summaries April 30, 2026
NMI
Performance*
*For purposes of Fund performance, relative results are measured against the linked returns between the S&P Munici-
pal Bond Index (through September 29, 2023) and the S&P Municipal Yield Index (subsequent to September 29, 2023).
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NMI at Common Share NAV 4/20/88 1.92% 5.82% 1.14% 2.37%
NMI at Common Share Price 4/20/88 1.66% 7.82% 1.12% 2.03%
S&P Municipal Yield Index — 2.08% 6.53% 1.69% 3.88%
NMI Linked Benchmark — 2.08% 6.53% 2.09% 2.77%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$9.88 $9.99 1.11% 1.99%

Holdings
Fund Allocation
(% of net assets)
Municipal Bonds 98.4%
Warrants 0.0%
Short-Term Municipal Bonds 0.4%
Other Assets & Liabilities, Net 1.2%
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AA 10.7%
A 18.7%
BBB 19.2%
BB or Lower 9.9%
N/R (not rated) 41.5%
N/A (not applicable) 0.0%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 26.6%
Transportation 13.5%
Health Care 13.4%
Education and Civic
Organizations 12.6%
Utilities 8.7%
Long-Term Care 5.7%
Industrials 5.6%
Other 13.9%
Total 100%

Portfolio of Investments April 30, 2026
NUV
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 105.5%
6888455 EXCHANGE-TRADED FUNDS - 0.3% 6888455
150,000 (a) Nuveen High Yield Municipal Income ETF $ 3,742,830
125,000 (a) Nuveen Municipal Income ETF 3,145,625
TOTAL EXCHANGE-TRADED FUNDS
(Cost $6,749,250) 6,888,455
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
2000156290 MUNICIPAL BONDS - 105.2% 2000156290
ALABAMA - 0.6%
$ 7,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D, (Mandatory Put 11/01/34)
5.000% 03/01/55 7,461,945
2,455,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.500 10/01/53 2,564,302
2,000,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5.000 06/01/54 1,941,471
TOTAL ALABAMA 11,967,718
ALASKA - 0.5%
9,750,000 Anchorage, Alaska, Solid Waste Services Revenue Bonds,
Refunding Series 2022A
4.000 11/01/52 8,830,072
TOTAL ALASKA 8,830,072
ARIZONA - 1.8%
5,000,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4.150 12/01/57 2,922,556
1,420,000 (b) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 1,434,446
1,500,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2025 5.000 07/01/42 1,643,910
4,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5.000 01/01/47 4,200,453
12,500,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5.000 01/01/50 12,992,820
5,245,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023B
5.250 01/01/53 5,532,698
5,600,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5.000 12/01/37 5,941,249
TOTAL ARIZONA 34,668,132
CALIFORNIA - 6.3%
1,955,000 Burbank-Glendale-Pasadena Airport Authority, California,
Airport Revenue Bonds, Senior Series 2024B, (AMT)
5.250 07/01/49 2,048,363
10,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-2
0.000 06/01/55 1,651,065
4,080,000 (d) California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-
refunded 11/15/26)
5.000 11/15/46 4,135,527
5,920,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
5.000 11/15/48 5,968,435
1,830,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2024A
5.250 12/01/42 1,953,672
2,850,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2024A
5.250 12/01/44 2,999,596
1,650,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5.000 08/15/35 1,652,355
1,585,000 (c) California Housing Finance Agency, Multifamily Housing
Revenue Bonds, Redwood Gardens Apartments, Subordinate
Lien Series 2021N-S
4.000 03/01/37 1,399,732
1,635,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/43 1,656,803

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,495,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000% 12/31/47 $ 3,484,438
1,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018B, (AMT)
5.000 06/01/48 988,226
2,290,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, San Diego County Water Authoriity
Desalination Project Pipeline, Refunding Series 2019
5.000 07/01/39 2,348,331
3,500,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/46 3,500,208
4,505,000 Covina-Valley Unified School District, Los Angeles County,
California, General Obligation Bonds, Series 2003B - FGIC
Insured
0.000 06/01/28 4,251,614
2,180,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Series 2013A
6.850 01/15/42 2,599,188
1,000,000 Fresno, California, Airport Revenue Bonds, Series 2023A - BAM
Insured, (AMT)
5.000 07/01/48 1,019,899
1,000,000 Fresno, California, Airport Revenue Bonds, Series 2023A - BAM
Insured, (AMT)
5.000 07/01/53 1,008,748
345,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5.000 06/01/51 344,495
10,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025C
5.000 07/01/51 10,291,368
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/40 5,476,175
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/41 5,460,079
1,475,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2023A
5.000 07/01/49 1,517,608
1,250,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2023A
5.250 07/01/53 1,294,962
2,365,000 Montebello Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 1998 Series
2004 - FGIC Insured
0.000 08/01/27 2,283,090
3,060,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5.875 08/01/28 3,228,158
2,315,000 (e) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0.000 08/01/43 2,389,878
3,550,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6.500 11/01/39 4,301,838
10,150,000 Placer Union High School District, Placer County, California,
General Obligation Bonds, Series 2004C - AGM Insured
0.000 08/01/33 8,114,256
115,000 San Diego Tobacco Settlement Revenue Funding Corporation,
California, Tobacco Settlement Bonds, Subordinate Series
2018C
4.000 06/01/32 115,982
2,825,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5.250 05/01/43 3,059,751
2,175,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A,
(AMT)
5.250 05/01/55 2,268,540
6,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019D
5.000 05/01/36 6,365,044
5,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B,
(AMT)
5.000 05/01/46 4,982,469
500,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Refunding Senior Lien Toll Road Revenue
Bonds, Series 2021A
4.000 01/15/42 499,241

Portfolio of Investments April 30, 2026
(continued)
NUV

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 13,220,000 San Mateo County Community College District, California,
General Obligation Bonds, Series 2006A - NPFG Insured
0.000% 09/01/28 $ 12,439,927
2,075,000 (b) Southern California Public Power Authority, California, Revenue
Bonds, Clean Energy Project Revenue Bonds, Series 2024A,
(Mandatory Put 9/01/30)
5.000 04/01/55 2,171,075
TOTAL CALIFORNIA 119,270,136
COLORADO - 6.7%
3,000,000 Centennial Water and Sanitation District, Douglas County,
Colorado, Water and Wastewater Revenue Bonds, Series 2019
5.000 12/01/43 3,111,222
3,265,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5.250 12/01/54 3,455,567
1,000,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5.000 11/15/59 1,071,223
1,575,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/31)
5.000 11/15/59 1,728,919
4,155,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4.000 08/01/49 3,577,752
1,255,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5.000 12/31/56 1,235,134
10,000,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2025E
5.000 03/01/51 10,349,359
1,000,000 Colorado State, Building Excellent Schools Today, Certificates
of Participation, Series 2020R
4.000 03/15/45 969,500
3,790,000 Colorado State, Certificates of Participation, Rural Series 2018A 5.000 12/15/37 3,947,678
3,400,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022B
5.250 11/15/53 3,552,219
2,000,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/35 2,010,391
1,345,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2025A
5.125 12/01/50 1,349,402
9,660,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/29 8,825,454
24,200,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/31 20,718,907
17,000,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/32 14,047,913
7,600,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Refunding Series 2006B - NPFG Insured
0.000 09/01/39 3,904,347
3,500,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1
5.000 12/01/49 3,429,330
600,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
5.000 12/01/44 634,325
575,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
5.000 12/01/49 589,967
1,478,000 Ptarmigan West Metropolitan District 2, Windsor, Larimer
County, Colorado, Limited Tax General Obligation Bonds,
Series 2021-3
4.125 12/01/51 1,069,767
8,000,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6.500 11/15/38 9,595,763
3,475,000 Range View Estates Metropolitan District, Mead, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/49 3,409,487
1,400,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
4.000 07/15/34 1,415,596
5,355,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6.000 12/15/38 6,243,889
3,000,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6.000 12/15/41 3,460,617

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,730,000 (c) Tree Farm Metropolitan District, Eagle County, Colorado,
General Obligation Limited Tax Bonds, Series 2021
4.750% 12/01/50 $ 3,237,834
1,700,000 University of Colorado, Enterprise System Revenue Bonds,
Refunding Series 2025C-2
5.250 06/01/51 1,806,402
2,000,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5.000 12/01/51 1,772,041
8,160,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.125 12/01/51 6,254,523
TOTAL COLORADO 126,774,528
CONNECTICUT - 0.5%
1,000,000 Connecticut Airport Authority, Connecticut, Customer Facility
Charge Revenue Bonds, Ground Transportation Center Project,
Series 2019A, (AMT)
5.000 07/01/49 1,001,887
2,125,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Connecticut Children's Medical Center and
Subsidiaries, Series 2023E
5.250 07/15/48 2,231,508
7,000,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Fairfield University, Series 2016Q-1, (Pre-
refunded 7/01/26)
5.000 07/01/46 7,025,769
TOTAL CONNECTICUT 10,259,164
DISTRICT OF COLUMBIA - 2.2%
15,000,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0.000 06/15/46 3,571,791
5,260,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Senior Lien Series 2018B
5.000 10/01/43 5,395,786
10,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B
6.500 10/01/44 10,586,922
2,300,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5.250 10/01/49 2,383,805
4,435,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5.500 10/01/54 4,646,905
10,000,000 (f) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2025A, (AMT), (UB)
5.500 10/01/55 10,564,081
1,060,000 Washington Convention and Sports Authority, Washington
D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien
Series 2021A
4.000 10/01/38 1,071,256
1,265,000 Washington Convention and Sports Authority, Washington
D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien
Series 2021A
4.000 10/01/39 1,272,755
1,775,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Dedicated Revenue Bonds, Series 2020A
5.000 07/15/45 1,834,403
TOTAL DISTRICT OF COLUMBIA 41,327,704
FLORIDA - 5.0%
1,000,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
5.000 05/01/53 954,018
15,000,000 Broward County, Florida, Tourist Development Tax Revenue
Bonds, Convention Center Expansion Project, Series 2021
4.000 09/01/51 13,190,164
2,115,000 Delray Beach, Florida, Water and Sewer Revenue Improvement
Bonds, Series 2025
5.250 10/01/50 2,256,192
1,800,000 Florida Development Finance Corporation, Healthcare
Facilities Revenue Bonds, UF Health - Jacksonville Project,
Series 2022A - AGM Insured
4.000 02/01/41 1,783,515
1,875,000 Florida Development Finance Corporation, Healthcare
Facilities Revenue Bonds, UF Health - Jacksonville Project,
Series 2022A - AGM Insured
4.000 02/01/42 1,833,594
1,615,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.250 07/01/47 1,138,575

Portfolio of Investments April 30, 2026
(continued)
NUV

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 5,890,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.250% 07/01/53 $ 5,794,993
1,400,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.500 07/01/53 987,000
8,790,000 (b),(c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
1.000 07/01/57 5,713,500
4,000,000 Gainesville, Florida, Utilities System Revenue Bonds, Series
2017A
5.000 10/01/36 4,102,422
15,000 (d) Gainesville, Florida, Utilities System Revenue Bonds, Series
2019A, (Pre-refunded 10/01/29)
5.000 10/01/47 16,127
3,485,000 Gainesville, Florida, Utilities System Revenue Bonds, Series
2019A
5.000 10/01/47 3,568,252
5,000,000 Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Priority Subordinate Series 2024, (AMT)
5.250 10/01/45 5,329,244
3,000,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5.250 11/15/49 3,169,620
2,735,000 Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida Project,
Series 2021B
4.000 11/15/46 2,433,443
4,090,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2010A
5.000 07/01/40 4,092,868
3,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022
5.000 07/01/51 3,069,553
2,950,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2024A
5.000 10/01/48 3,095,837
3,550,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2024A
5.250 10/01/54 3,717,636
5,330,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc., Series
2022
4.000 10/01/52 4,594,477
3,575,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2
0.000 10/01/44 1,453,095
4,000,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2
0.000 10/01/45 1,516,405
4,250,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2
0.000 10/01/49 1,244,992
2,500,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2
0.000 10/01/50 677,920
8,000,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2
0.000 10/01/53 1,810,822
3,335,000 Peace River Manasota Regional Water Supply Authority,
Florida, Utility System Revenue Bonds, Series 2025A
5.250 10/01/50 3,557,636
6,015,000 Pensacola, Florida, Airport Revenue Bonds, Series 2025, (AMT) 5.500 10/01/50 6,332,200
1,020,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperative, Inc.
Project, Refunding Series 2018B
5.000 03/15/42 1,038,042
6,865,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, Refunding Series 2015
4.000 05/01/34 6,865,526
TOTAL FLORIDA 95,337,668

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA - 3.8%
$ 3,250,000 Atlanta, Georgia, Airport General Revenue Bonds, Series
2025A
5.250% 07/01/50 $ 3,452,072
3,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Series
2025A
5.250 07/01/55 3,162,749
500,000 Cartersville, Georgia, Water and Sewer Revenue, Series 2026 5.000 06/01/43 554,952
500,000 Cartersville, Georgia, Water and Sewer Revenue, Series 2026 5.000 06/01/44 549,917
2,500,000 Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia Health
Services Inc., Series 2017B
5.250 02/15/45 2,525,697
2,235,000 Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  First Tier
Series 2021A
4.000 01/01/54 1,868,711
10,000,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A, (Mandatory Put 6/01/32)
5.000 06/01/55 10,750,558
4,165,000 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax
Revenue Bonds, Green Series 2025A
5.250 07/01/50 4,449,487
17,010,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A - BAM Insured
5.000 01/01/49 17,202,783
3,200,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2023A
5.000 07/01/48 3,317,369
5,950,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2023A - AGM Insured
5.000 07/01/55 6,085,114
4,025,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project M Bonds, Series 19A - AGM Insured
5.000 01/01/59 4,036,827
8,200,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project M Bonds, Series 2022A - AGM Insured
5.000 07/01/52 8,391,868
1,000,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5.000 01/01/45 1,028,899
5,500,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5.000 01/01/50 5,568,796
TOTAL GEORGIA 72,945,799
IDAHO - 0.4%
2,220,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4.000 05/01/56 1,541,874
5,000,000 University of Idaho, General Revenue Bonds, Series 2025A 5.500 04/01/55 5,329,859
TOTAL IDAHO 6,871,733
ILLINOIS - 9.0%
7,495,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
0.000 12/01/31 6,064,069
2,325,000 Chicago Greater Metropolitan Water Reclamation District,
Illinois, General Obligation Bonds, Limited Tax Capital
Improvement Green Series 2021A
4.000 12/01/46 2,181,255
1,875,000 Chicago Transit Authority, Illinois, Capital Grant Receipts
Revenue Bonds, Federal Transit Administration Section 5307
Urbanized Area Formula Funds, Refunding Series 2021
5.000 06/01/29 1,992,149
5,500,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5.000 12/01/59 5,591,001
5,000,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A - BAM Insured
5.000 12/01/46 5,176,684
1,000,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2018
5.000 11/15/35 1,008,618
1,500,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2021A
5.000 11/15/32 1,620,022
2,040,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A 4.000 11/15/40 2,011,768
1,000,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A 4.000 11/15/41 980,067
1,175,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2024A
5.250 04/01/43 1,285,683
1,130,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2024A
5.250 04/01/47 1,199,594
3,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/43 3,749,608
2,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/44 2,126,725

Portfolio of Investments April 30, 2026
(continued)
NUV

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,400,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250% 05/01/48 $ 2,477,078
5,125,000 Illinois State, General Obligation Bonds, November Series
2017C
5.000 11/01/29 5,282,610
1,755,000 Illinois State, General Obligation Bonds, October Series 2016 5.000 02/01/27 1,782,671
4,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2016B
5.000 01/01/41 4,008,520
5,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2020A
5.000 01/01/45 5,210,928
9,015,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4.000 06/15/50 7,871,743
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2024B
5.000 06/15/53 1,481,299
5,245,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 1994B -
NPFG Insured
0.000 06/15/28 4,909,162
11,675,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 1994B -
FGIC Insured
0.000 06/15/29 10,566,987
4,950,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 12/15/32 3,942,513
21,375,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 06/15/34 16,021,309
21,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 12/15/35 14,727,472
20,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 06/15/36 13,703,754
10,375,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 12/15/36 6,945,103
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 12/15/37 6,384,375
25,825,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 06/15/39 15,286,574
6,095,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2002A - NPFG Insured
6.000 07/01/32 7,146,351
8,000,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2003A - NPFG Insured
6.000 07/01/33 9,124,834
TOTAL ILLINOIS 171,860,526
INDIANA - 1.2%
2,250,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Refunding 2015A
4.000 12/01/40 2,173,901
2,000,000 Indiana Municipal Power Agency Power Supply System
Revenue Bonds, Refunding Series 2016A
5.000 01/01/42 2,000,835
4,250,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Community Justice Campus Bonds, Courthouse & Jail Project,
Series 2019A
5.000 02/01/54 4,321,223
14,595,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Series 1999E - AMBAC Insured
0.000 02/01/27 14,242,404
TOTAL INDIANA 22,738,363

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY - 1.7%
$ 1,280,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5.000% 09/01/37 $ 1,317,529
1,435,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5.000 09/01/38 1,473,175
4,000,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5.000 09/01/43 4,062,809
2,000,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5.000 09/01/48 2,007,125
8,935,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 01/01/45 8,938,466
6,000,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6.600 07/01/39 6,814,382
1,315,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5.000 09/01/45 1,414,569
2,465,000 (b) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024A-1, (Mandatory Put 2/01/32)
5.250 04/01/54 2,630,846
4,205,000 (b) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5.000 01/01/55 4,459,863
TOTAL KENTUCKY 33,118,764
LOUISIANA - 0.8%
5,000,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5.500 09/01/59 5,062,163
9,040,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, North Terminal Project, Series 2017A - AGM
Insured
5.000 01/01/48 9,069,449
1,470,000 New Orleans Aviation Board, Louisiana, Special Facility
Revenue Bonds, Parking Facilities Corporation Consolidated
Garage System, Series 2018A - AGM Insured
5.000 10/01/43 1,502,387
TOTAL LOUISIANA 15,633,999
MAINE - 0.8%
3,935,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5.000 07/01/43 4,015,209
2,005,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5.000 07/01/48 2,024,676
7,990,000 University of Maine, System Revenue Bonds, Series 2022 5.000 03/01/47 8,248,855
TOTAL MAINE 14,288,740
MARYLAND - 1.4%
1,140,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/29 1,154,460
1,945,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/32 1,964,914
385,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/34 388,169
2,750,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/35 2,769,339
2,550,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/42 2,552,637
6,665,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/46 6,420,299
3,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5.000 07/01/54 3,033,893
4,210,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5.000 07/01/55 4,271,058

Portfolio of Investments April 30, 2026
(continued)
NUV

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 4,375,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2018A
5.000% 05/01/47 $ 4,427,865
TOTAL MARYLAND 26,982,634
MASSACHUSETTS - 1.6%
2,905,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5.000 07/01/44 2,905,497
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5.000 07/01/35 1,502,176
2,765,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute Issue, Series 2016N
5.000 12/01/46 2,773,923
3,200,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Social Series 2025A
5.250 02/15/50 3,418,684
15,000,000 (f) Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B, (UB)
5.000 05/01/54 15,501,253
3,000,000 Massachusetts State, Transportation Fund Revenue Bonds,
Refunding Series 2025A
5.000 06/01/55 3,108,565
980,000 Massachusetts Turnpike Authority, Metropolitan Highway
System Revenue Bonds, Senior Series 1997A - NPFG Insured
0.000 01/01/29 906,251
TOTAL MASSACHUSETTS 30,116,349
MICHIGAN - 3.8%
625,000 Bloomfield Hills Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2023
5.000 05/01/48 649,705
1,185,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6.000 10/01/33 1,176,544
2,520,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6.000 10/01/43 2,394,011
15,000 Detroit, Michigan, Second Lien Sewerage Disposal System
Revenue Bonds, Series 2005A - NPFG Insured
4.500 07/01/35 15,012
2,045,000 Detroit, Michigan, Senior Lien Sewerage Disposal System
Revenue Bonds, Series 2001B - NPFG Insured
5.500 07/01/29 2,129,256
5,000 Detroit, Michigan, Water Supply System Revenue Bonds,
Second Lien Series 2003B - NPFG Insured
5.000 07/01/34 5,010
5,000 Detroit, Michigan, Water Supply System Revenue Bonds, Senior
Lien Series 2003A - NPFG Insured
5.000 07/01/34 5,010
4,000,000 Kalamazoo County, Michigan, General Obligation Bonds,
Limitied Tax Series 2022
4.000 05/01/45 3,891,575
3,315,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center
Project, Senior Lien Series 2018
5.000 11/01/43 3,404,487
6,385,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020 - BAM Insured
4.000 11/01/55 5,732,871
2,000,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Series 2019A
5.000 11/15/48 2,032,542
1,000,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Madison Academy Project,
Refunding Series 2021
5.000 12/01/46 888,576
22,655,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Series 2020B2-CL2
0.000 06/01/65 2,308,051
5,265,000 (d) Michigan Hospital Finance Authority, Revenue Bonds,
Ascension Health Senior Credit Group, Refunding & Project
Series 2010F-6, (Pre-refunded 11/15/26)
4.000 11/15/47 5,298,212
735,000 Michigan Hospital Finance Authority, Revenue Bonds,
Ascension Health Senior Credit Group, Refunding & Project
Series 2010F-6
4.000 11/15/47 676,262
2,100,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2023II
4.000 10/15/43 2,079,680
6,520,000 (f) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I, (UB)
5.250 10/15/50 6,993,364
10,000,000 (f) Michigan State University, General Revenue Bonds, Series
2025A, (UB)
5.000 02/15/55 10,368,212

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 6,500,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program Series 2020B
4.000% 11/15/45 $ 6,295,689
3,020,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2021A
4.000 11/15/37 3,088,853
5,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2021A
4.000 11/15/41 5,045,595
2,350,000 Michigan Technological University, General Revenue Bonds,
Series 2023A - AGM Insured
5.250 10/01/52 2,424,114
5,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023A -
AGM Insured
5.250 12/01/48 5,284,851
TOTAL MICHIGAN 72,187,482
MINNESOTA - 0.2%
3,845,000 (g) Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2026
5.000 05/01/36 4,343,497
TOTAL MINNESOTA 4,343,497
MISSOURI - 0.2%
3,465,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5.000 11/15/48 3,465,467
TOTAL MISSOURI 3,465,467
MONTANA - 0.8%
2,500,000 Big Sky Area Resort District, Montana, Resort Tax Revenue
Bonds, 1% Resort Tax Cold Smoke Project Series 2026
5.000 07/01/53 2,564,845
1,875,000 Big Sky Area Resort District, Montana, Resort Tax Revenue
Bonds, 1% Resort Tax Cold Smoke Project Series 2026
4.500 07/01/55 1,850,392
1,040,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5.000 07/01/29 1,085,138
2,475,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5.000 07/01/30 2,579,388
1,415,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5.000 07/01/31 1,472,266
1,980,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5.000 07/01/32 2,057,656
3,045,000 Montana Facility Finance Authority, Revenue Bonds, Billings
Clinic Obligated Group, Series 2018A
5.000 08/15/48 3,065,586
TOTAL MONTANA 14,675,271
NEBRASKA - 0.7%
1,710,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5.000 09/01/35 1,796,732
760,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
5.000 11/01/45 760,342
10,500,000 Omaha Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2024C
5.000 02/01/54 10,822,760
TOTAL NEBRASKA 13,379,834
NEVADA - 1.5%
5,000,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
5.000 07/01/43 5,131,546
8,500,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Series 2018C
5.250 07/01/43 8,776,405
11,000,000 (f) Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Limited Tax Water Improvement Series 2025A, (UB)
5.250 06/01/55 11,643,201
505,000 Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Refunding Water Improvement Series 2016A
5.000 06/01/41 505,943
2,000,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Bonds, ReTrac-Reno Transporation Rail Access Corridor Project,
Series 2018A
5.000 06/01/48 2,046,940
250,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Bonds, ReTrac-Reno Transporation Rail Access Corridor Project,
Series 2018B - AGM Insured
5.000 06/01/33 261,822
TOTAL NEVADA 28,365,857

Portfolio of Investments April 30, 2026
(continued)
NUV

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY - 4.8%
$ 930,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5.125% 01/01/39 $ 944,404
6,000,000 (d) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5.500 06/15/31 6,108,803
3,380,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4.000 06/15/46 3,190,810
9,420,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0.000 12/15/31 7,904,864
30,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - FGIC Insured
0.000 12/15/30 26,054,742
27,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0.000 12/15/32 21,900,434
2,750,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5.250 06/15/32 2,754,218
2,150,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5.250 06/15/34 2,153,006
1,220,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
4.000 06/15/50 1,115,290
8,360,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
5.250 06/15/50 8,839,115
2,185,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
5.250 06/15/55 2,290,295
3,760,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2017G
4.000 01/01/43 3,736,781
1,200,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.250 06/01/46 1,202,638
2,230,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5.000 06/01/46 2,171,740
TOTAL NEW JERSEY 90,367,140
NEW YORK - 14.3%
1,190,000 Albany Capital Resource Corporation, New York, Revenue
Bonds, Albany Medical Center Hospital Series 2025A
5.250 05/01/50 1,258,438
3,000,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/55 2,451,802
4,200,000 Dormitory Authority of the State of New York,  State Personal
Income Tax Revenue Bonds,  General Purpose, Series 2021B
4.000 03/15/47 3,922,439
780,000 (d) Dormitory Authority of the State of New York, Lease Revenue
Bonds, State University Dormitory Facilities, Series 2017A, (Pre-
refunded 7/01/27)
5.000 07/01/42 801,532
14,380,000 (f) Dormitory Authority of the State of New York, Revenue Bonds,
New York University Series 2025A, (UB)
5.250 07/01/51 15,253,001
4,350,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5.500 10/01/54 4,599,338
3,710,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024A
5.000 03/15/49 3,862,405
9,555,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024B
5.000 03/15/49 9,966,753
6,500,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024B
5.000 03/15/51 6,749,194
2,500,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
5.250 03/15/50 2,662,260
8,675,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
5.000 03/15/55 8,963,354
1,950,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5.000 09/01/39 2,024,480
2,100,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2021A
4.000 09/01/41 2,107,070
3,100,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
4.750 11/15/45 3,119,358

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 8,325,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5.000% 11/15/50 $ 8,404,508
2,000,000 (c) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5.250 12/15/31 2,060,982
350,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4.375 12/15/31 356,239
1,500,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A - AGM
Insured
5.000 01/01/29 1,584,349
4,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2019 Series FF-2
4.000 06/15/37 4,033,688
17,425,000 New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A
5.000 07/15/37 18,116,185
3,750,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2026 Subseries Series
A-1, (UB)
5.000 05/01/54 3,847,551
3,750,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5.500 05/01/52 4,018,117
2,825,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5.250 11/01/48 2,999,921
3,750,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5.500 11/01/51 4,037,703
1,875,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2026F-1
5.250 02/01/52 1,972,875
4,305,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024F-1
5.250 02/01/53 4,488,360
3,465,000 New York City, New York, General Obligation Bonds, Fiscal
2021 Series C
5.000 08/01/42 3,626,194
11,755,000 (c) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5.000 11/15/44 11,764,378
3,180,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, Secured by Port Authority Consolidated
Bonds, Refunding Series 1WTC-2021 - BAM Insured
4.000 02/15/43 3,103,708
8,825,000 New York State Power Authority, General Revenue Bonds,
Series 2020A
4.000 11/15/45 8,542,412
1,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
4.000 03/15/49 929,046
25,000,000 (f) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A-4, (UB)
5.000 03/15/51 25,895,877
1,620,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4.000 07/01/32 1,620,126
8,270,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/41 8,273,047
5,000,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT)
5.250 12/31/54 5,062,810
5,190,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.500 06/30/54 5,239,096
11,380,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT)
5.250 06/30/60 11,533,544

Portfolio of Investments April 30, 2026
(continued)
NUV

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,000,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5.375% 06/30/60 $ 1,982,151
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/40 5,228,881
3,250,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000 01/01/34 3,312,421
5,250,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000 01/01/36 5,335,598
8,000,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017A
5.000 11/15/37 8,150,292
2,460,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Series 2015A
5.000 11/15/50 2,460,035
6,620,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2022A
5.500 11/15/57 6,994,261
7,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
4.500 05/15/52 6,884,419
5,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Subseries 2021A-1
5.000 05/15/51 5,137,051
6,000,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2022A
5.250 05/15/57 6,255,035
10,000,000 (f) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2024A-1, (UB)
5.250 05/15/59 10,396,909
TOTAL NEW YORK 271,389,193
NORTH CAROLINA - 0.6%
2,000,000 City of Raleigh, North Carolina, Combined Enterprise System
Revenue and Refunding Bonds, Series 2026
5.000 12/01/56 2,105,372
4,175,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5.000 06/30/54 4,113,891
2,995,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A
5.000 07/01/54 2,959,988
1,850,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017
5.000 01/01/32 1,872,736
TOTAL NORTH CAROLINA 11,051,987
NORTH DAKOTA - 0.1%
1,840,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5.000 12/01/42 1,845,952
TOTAL NORTH DAKOTA 1,845,952
OHIO - 2.8%
1,325,000 American Municipal Power Inc., Ohio, Combined Hydroelectric
Projects Revenue Bonds, Refunding Series 2024A
5.000 02/15/48 1,371,957
35,165,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5.000 06/01/55 27,940,456
4,975,000 Central Ohio Transit Authority, Ohio, General Obligation
Bonds, Capital Facilities Limited Tax Series 2023
5.000 12/01/53 5,155,211
1,165,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025B
5.250 01/01/50 1,225,621
1,630,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5.000 12/01/38 1,661,970
1,000,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5.000 12/01/44 1,004,551
1,915,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5.000 12/01/51 1,859,630

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 3,485,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH
4.000% 12/01/46 $ 3,168,164
3,190,000 Ohio State, Hospital Revenue Bonds, Children's Hospital
Medical Center of Akron, Series 2024A
5.250 08/15/48 3,396,520
1,755,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B - AGM
Insured
4.250 12/01/48 1,675,673
1,015,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5.000 12/01/53 1,025,597
1,780,000 (c) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021
4.250 12/01/50 1,727,128
2,250,000 Tolles Career and Technical Center, Madison, Franklin,
Delaware, Fayette, and Union Counties, Ohio, Certificates of
Participation, School Facilities Project Series 2024
5.250 12/01/53 2,314,315
TOTAL OHIO 53,526,793
OKLAHOMA - 0.7%
1,790,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.250 08/15/43 1,806,173
7,040,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/57 6,954,181
1,000,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5.500 08/15/37 1,041,860
3,335,000 (f) Oklahoma Water Resources Board, Revolving Fund Revenue
Bonds-Clean Water Program, 2019 Master Trust, Series 2025A,
(UB)
5.250 04/01/50 3,550,485
TOTAL OKLAHOMA 13,352,699
OREGON - 0.7%
1,250,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5.250 08/01/54 1,235,734
10,000,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Series 2025B
5.000 06/15/49 10,559,796
2,000,000 Oregon State, General Obligation Bonds, Article XI-Q State
Projects Series 2021A
4.000 05/01/40 2,026,489
TOTAL OREGON 13,822,019
PENNSYLVANIA - 2.4%
1,555,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2024
4.000 12/01/49 1,434,838
5,610,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2025
5.000 12/01/50 5,844,299
5,155,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-1
5.000 02/15/45 5,186,901
3,035,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B - AGM Insured
4.000 05/01/52 2,689,199
5,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4.600 10/01/44 5,042,687
10,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-146A
4.750 04/01/53 10,035,720
1,250,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4.750 12/01/37 1,261,183
3,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2018A-2
5.000 12/01/48 3,058,471
4,750,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2025A
5.250 12/01/55 5,035,029
1,025,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A
4.000 12/01/49 925,138
3,180,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2025A
5.250 09/01/50 3,343,387

Portfolio of Investments April 30, 2026
(continued)
NUV

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,350,000 Susquehanna Area Regional Airport Authority, Pennsylvania,
Airport System Revenue Bonds, Series 2017, (AMT)
5.000% 01/01/38 $ 1,356,935
TOTAL PENNSYLVANIA 45,213,787
PUERTO RICO - 1.9%
10,046,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/33 7,741,829
5,985,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.500 07/01/34 5,985,342
8,375,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5.000 07/01/58 8,162,312
14,119,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.329 07/01/40 13,994,212
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.784 07/01/58 955,981
TOTAL PUERTO RICO 36,839,676
SOUTH CAROLINA - 2.8%
12,760,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AGC Insured
0.000 01/01/28 12,132,348
9,535,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AGC Insured
0.000 01/01/29 8,789,701
3,750,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, McLeod Health Project, Series
2024
5.250 11/01/54 3,943,114
2,600,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/48 2,776,498
2,600,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/50 2,755,778
4,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2020A
4.000 12/01/39 4,011,825
5,500,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B
5.000 12/01/46 5,519,286
8,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B
5.000 12/01/56 8,000,010
1,500,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A
5.000 12/01/55 1,521,964
3,750,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2024B
5.000 12/01/54 3,858,453
TOTAL SOUTH CAROLINA 53,308,977
SOUTH DAKOTA - 0.1%
2,630,000 Baltic School District No. 49-1, South Dakota, General
Obligation Bonds, Series 2022 - AGM Insured
5.250 12/01/47 2,759,753
TOTAL SOUTH DAKOTA 2,759,753
TENNESSEE - 2.1%
1,000,000 Loudon, Tennessee, Water and Sewer Revenue Bonds, Series
2023
5.000 03/01/40 1,081,845
1,000,000 Loudon, Tennessee, Water and Sewer Revenue Bonds, Series
2023
5.000 03/01/41 1,075,867
1,495,000 Loudon, Tennessee, Water and Sewer Revenue Bonds, Series
2023
5.000 03/01/42 1,599,891
4,250,000 Loudon, Tennessee, Water and Sewer Revenue Bonds, Series
2023
4.375 03/01/48 4,119,444
6,650,000 Metropolitan Government of Nashville-Davidson County,
Tennessee, Electric System Revenue Bonds, Series 2024A
5.250 05/15/49 7,120,893
7,500,000 (f) Metropolitan Government of Nashville-Davidson County,
Tennessee, Water and Sewerage Revenue Bonds, Refunding
and Improvement Series 2025, (UB)
5.250 07/01/55 7,943,744
2,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022A
5.250 07/01/47 2,098,249

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 1,375,000 New Memphis Arena Public Building Authority, Memphis
and Shelby County, Tennessee, Local Government Public
Improvement Bonds, Capital Appreciation Series 2021
0.000% 04/01/40 $ 689,529
3,000,000 Tennessee State School Bond Authority, Higher Educational
Facilities Second Program Bonds, Series 2017A
5.000 11/01/42 3,072,317
5,000,000 Tennessee State, General Obligation Bonds, Series 2023A 5.000 05/01/40 5,518,417
745,000 (g) West Wilson Utility District, Wilson County, Tennessee, Water
Revenue Bonds, Refunding & Improvement Series 2026
5.000 06/01/40 830,020
1,450,000 (g) West Wilson Utility District, Wilson County, Tennessee, Water
Revenue Bonds, Refunding & Improvement Series 2026
5.000 06/01/46 1,535,992
3,000,000 (g) West Wilson Utility District, Wilson County, Tennessee, Water
Revenue Bonds, Refunding & Improvement Series 2026
5.000 06/01/51 3,106,424
TOTAL TENNESSEE 39,792,632
TEXAS - 11.4%
5,500,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding
& Improvement Series 2023
5.250 11/15/53 5,736,904
1,000,000 (c) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
5.250 09/01/51 965,023
4,750,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5.000 02/15/48 4,921,675
1,500,000 Comal Independent School District, Comal, Bexar, Guadalupe,
Hays, and Kendall Counties, Texas, General Obligation Bonds,
Refunding School Building Series 2024
4.000 02/15/49 1,396,587
2,600,000 Fort Bend County Municipal Utility District 50, Texas, General
Obligation Bonds, Series 2018A - BAM Insured
4.000 09/01/46 2,377,468
5,500,000 Fort Bend County Municipal Utility District 50, Texas, General
Obligation Bonds, Series 2018A - BAM Insured
4.000 09/01/48 4,878,207
2,190,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5.250 08/01/37 2,346,693
700,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5.250 08/01/39 743,463
2,000,000 Garland, Dallas, Collin and Rockwell Counties, Texas, Electric
Utility System Revenue Bonds, Refunding Series 2024
5.000 03/01/50 2,072,356
1,670,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.250 02/15/48 1,785,559
3,335,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.250 02/15/49 3,558,655
1,670,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.250 02/15/50 1,777,708
3,335,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.250 02/15/55 3,520,342
2,765,000 (b) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2024C, (Mandatory Put
7/01/29)
5.000 07/01/54 2,923,299
2,845,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015
4.000 12/01/45 2,672,780
3,525,000 Harris County, Texas, General Obligation Bonds, Permanent
Improvement Series 2024
4.000 09/15/49 3,260,448
7,295,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0.000 11/15/50 2,157,406
845,000 (d) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (ETM)
0.000 11/15/27 806,058
11,055,000 (d) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (ETM)
0.000 11/15/27 10,545,535

Portfolio of Investments April 30, 2026
(continued)
NUV

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 4,565,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Second Lien Series 2024B
5.000% 11/15/46 $ 4,748,900
1,000,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
4.000 12/01/40 959,714
1,530,000 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018B
5.000 07/01/43 1,572,425
1,000,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
4.125 03/01/51 919,384
24,755,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0.000 09/01/29 22,262,595
12,940,000 (d) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured, (ETM)
0.000 09/01/30 11,396,138
10,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0.000 09/01/31 8,348,475
19,500,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0.000 09/01/32 15,638,949
3,255,000 Hutto, Texas, Certificates of Obligation Bonds, Combination
Tax & Waterworks & Sewer System Revenue Series 2024 - BAM
Insured
4.125 08/01/49 3,058,917
5,000,000 Hutto, Texas, Certificates of Obligation Bonds, Combination
Tax & Waterworks & Sewer System Revenue Series 2024 - BAM
Insured
4.250 08/01/54 4,655,257
2,500,000 (c) Lago Vista, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Major Improvement Area Project, Series 2020B
4.875 09/01/50 2,391,718
2,855,000 Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse
Refunding Series 2024
5.250 02/15/59 2,997,582
1,070,000 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love
Field Modernization Program Project, Series 2012, (AMT)
5.000 11/01/28 1,071,813
3,065,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding Series 2021A
5.000 05/15/51 3,119,885
5,940,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding Series 2025
5.000 05/15/55 6,060,097
3,335,000 (f) Lubbock Independent School District, Lubbock County, Texas,
General Obligation Bonds, School Building Series 2025, (UB)
5.250 02/15/55 3,515,384
1,500,000 North Texas Municipal Water District, Texas, Regional
Wastewater Revenue Bonds, Improvement and Refunding
Series 2025
5.000 06/01/53 1,558,164
5,000,000 North Texas Municipal Water District, Texas, Wastewater System
Contract Revenue Bonds, Panther Creek, Series 2025
5.000 06/01/55 5,162,374
15,450,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2008D - AGC Insured
0.000 01/01/36 10,968,164
5,000,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2017A
4.000 01/01/43 4,854,608
3,190,000 (f) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025, (UB)
5.250 02/15/55 3,353,081
4,122,000 (c) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Collin Creek East Public Improvement District
Project, Series 2021
4.375 09/15/51 3,394,517
2,500,000 San Antonio, Texas, Electric and Gas Systems Revenue Bonds,
Refunding New Series 2024B
5.000 02/01/54 2,558,593
11,250,000 (f) Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025, (UB)
5.250 08/15/50 11,983,560

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,750,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5.000% 02/15/41 $ 1,756,388
5,000,000 Temple, Texas, General Obligation Bonds, Combination Tax
and Revenue Series 2022B
4.000 08/01/47 4,629,799
1,125,000 Texas Municipal Gas Acquisition and Supply Corporation I, Gas
Supply Revenue Bonds, Senior Lien Series 2008D
6.250 12/15/26 1,147,862
5,400,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
5.000 12/31/35 5,661,641
4,000,000 Texas Private Activity Bond Surface Transportation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Senior Lien Series 2023,
(AMT)
5.500 12/31/58 4,122,604
5,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2018B
5.000 10/15/38 5,196,448
TOTAL TEXAS 217,511,202
UTAH - 2.2%
4,625,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, Seg Redevelopment Project, First
Lien Series 2025A
5.500 06/01/50 5,023,953
8,485,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT)
5.000 07/01/47 8,494,650
2,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2018B
5.000 07/01/43 2,048,326
4,125,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5.250 07/01/43 4,428,745
9,550,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5.250 07/01/48 9,889,891
4,250,000 Salt Lake City, Utah, Public Utilities Revenue Bonds, Series 2025 5.250 02/01/55 4,491,796
1,320,000 Utah Charter School Finance Authority, Charter School
Revenue Bonds, Bridge Elementary Project, Series 2021A
4.250 06/15/51 1,008,049
2,000,000 (c) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Renaissance Academy Project, Refunding
Series 2020
5.000 06/15/55 1,753,109
4,125,000 (f) Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2025, (UB)
5.000 12/15/44 4,528,122
TOTAL UTAH 41,666,641
VIRGINIA - 0.9%
1,805,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5.000 07/01/46 1,805,122
3,000,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5.000 07/01/51 2,980,294
1,350,000 Henrico County Economic Development Authority, Virginia,
Health Facilities Revenue Bonds, Bon Secours Mercy Health,
Series 2025A-VA
5.000 11/01/48 1,377,539
4,355,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5.000 06/01/47 3,649,553
1,435,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-II
4.600 10/01/54 1,411,944
2,000,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/47 1,983,524
4,100,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/49 4,014,738
TOTAL VIRGINIA 17,222,714

Portfolio of Investments April 30, 2026
(continued)
NUV

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON - 4.0%
$ 2,235,000 Pierce County School District 10, Tacoma, Washington, General
Obligation Bonds, Series 2020B
4.000% 12/01/43 $ 2,227,776
2,665,000 (f) Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A, (UB)
5.250 12/01/55 2,812,834
2,000,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Series 2021A
5.000 12/01/51 2,058,629
10,000,000 (f) Tacoma, Washington, Electric System Revenue Bonds, Green
Series 2025A, (UB)
5.250 01/01/50 10,671,583
12,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5.000 10/01/33 12,005,570
1,310,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/30 1,340,591
6,030,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Series2021B.
Exchange Purchase
4.000 07/01/37 6,022,633
4,615,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Subordinate Series
2021B.  Exchange Purchase
4.000 07/01/43 4,375,799
7,830,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Subordinate Series
2021B.  Exchange Purchase
3.000 07/01/48 5,740,299
3,240,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
4.000 07/01/58 2,587,672
3,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5.000 07/01/58 2,970,305
9,100,000 Washington State, Motor Vehicle Fuel Tax General Obligation
Bonds, Series 2002-03C - NPFG Insured
0.000 06/01/29 8,335,221
16,195,000 Washington State, Motor Vehicle Fuel Tax General Obligation
Bonds, Series 2002-03C - NPFG Insured
0.000 06/01/30 14,360,487
TOTAL WASHINGTON 75,509,399
WEST VIRGINIA - 0.5%
1,830,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5.000 01/01/34 1,840,087
2,750,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5.000 09/01/38 2,807,728
4,135,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds,
Senior Lien Series 2021
5.000 06/01/47 4,290,946
TOTAL WEST VIRGINIA 8,938,761
WISCONSIN - 1.4%
18,250,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream's Meadowlands
Project, Series 2017
7.000 12/01/50 14,235,000
2,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 06/30/60 2,051,041
5,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 12/31/65 5,116,714
3,050,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance Senior
Credit Group, Series 2016A
4.000 11/15/46 2,831,661
2,300,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System Inc
Series 2024A
5.500 02/15/54 2,393,112
TOTAL WISCONSIN 26,627,528
TOTAL MUNICIPAL BONDS
(Cost $1,952,236,248) 2,000,156,290
TOTAL LONG-TERM INVESTMENTS
(Cost $1,958,985,498) 2,007,044,745
FLOATING RATE OBLIGATIONS - (6.4)% (120,825,000)
OTHER ASSETS & LIABILITIES, NET -   0.9% 15,340,130
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,901,559,875

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Affiliated holding
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $67,662,215 or 3.4% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) When-issued or delayed delivery security.

Portfolio of Investments April 30, 2026
NUW
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 106.1%
285398569 MUNICIPAL BONDS - 106.1% 285398569
ALABAMA - 1.2%
$ 2,000,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D, (Mandatory Put 11/01/34)
5.000% 03/01/55 $ 2,131,984
1,000,000 (a) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5.000 06/01/49 1,053,092
TOTAL ALABAMA 3,185,076
ARIZONA - 1.2%
1,000,000 (b) Arizona Board of Regents, University of Arizona, System
Revenue Bonds, Green Series 2016B, (Pre-refunded 6/01/26)
5.000 06/01/46 1,001,826
2,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2025
5.250 01/01/55 2,121,316
TOTAL ARIZONA 3,123,142
CALIFORNIA - 14.3%
1,330,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0.000 09/01/30 1,180,844
1,170,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2024A
5.250 12/01/42 1,249,069
340,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, San Diego County Water Authoriity
Desalination Project Pipeline, Refunding Series 2019
5.000 07/01/39 348,661
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025C
5.000 07/01/51 5,145,684
4,500,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/39 4,940,360
2,500,000 (d) Los Angeles, California, Wastewater System Revenue Bonds,
Subordinate Series 2025A, (UB)
5.250 06/01/50 2,726,646
450,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6.500 11/01/39 545,303
10,200,000 Palomar Pomerado Health, California, General Obligation
Bonds, Series 2009A - AGC Insured
7.000 08/01/38 11,178,906
1,030,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0.000 08/01/35 767,587
12,955,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 1997 Election Series 2012G - AGM
Insured
0.000 08/01/35 9,201,851
1,000,000 (a) Southern California Public Power Authority, California, Revenue
Bonds, Clean Energy Project Revenue Bonds, Series 2024A,
(Mandatory Put 9/01/30)
5.000 04/01/55 1,046,301
TOTAL CALIFORNIA 38,331,212
COLORADO - 9.0%
1,365,000 Cherry Hills City Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2020A-3
5.000 12/01/47 1,312,400
1,635,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5.250 12/01/54 1,730,429
5,405,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2025E
5.000 03/01/51 5,593,828
1,500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/36 1,506,990
1,750,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2019A
4.000 12/01/38 1,644,920
5,885,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0.000 09/01/34 4,465,499
1,370,000 (c) Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4.250 12/01/51 1,122,407

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 200,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
5.000% 12/01/44 $ 211,442
3,680,000 Metropolitan Wastewater Reclamation District, Colorado,
Sewer Revenue Bonds, Improvement Series 2026A
5.000 04/01/51 3,884,272
1,000,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6.500 11/15/38 1,199,470
1,500,000 Vale, Colorado, Certificates of Participation, Series 2025 5.375 12/01/55 1,577,550
TOTAL COLORADO 24,249,207
CONNECTICUT - 0.8%
2,000,000 (b) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Fairfield University, Series 2016Q-1, (Pre-
refunded 7/01/26)
5.000 07/01/46 2,007,363
TOTAL CONNECTICUT 2,007,363
DISTRICT OF COLUMBIA - 0.3%
725,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Dedicated Revenue Bonds, Series 2020A
5.000 07/15/45 749,263
TOTAL DISTRICT OF COLUMBIA 749,263
FLORIDA - 3.2%
2,000,000 Banyan Cay Community Development District, West Palm
Beach, Florida, Special Assessment Bonds, 2020-1
4.000 11/01/51 1,642,871
500,000 Gainesville, Florida, Utilities System Revenue Bonds, Series
2017A
5.000 10/01/36 512,803
1,000,000 (a) Highlands County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Adventist Health Obligated Group, Series
2024C, (Mandatory Put 11/15/31)
5.000 11/15/59 1,095,059
1,500,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5.250 11/15/49 1,584,810
890,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2024A
5.000 10/01/48 933,998
1,075,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2024A
5.250 10/01/54 1,125,763
1,665,000 Peace River Manasota Regional Water Supply Authority,
Florida, Utility System Revenue Bonds, Series 2025A
5.250 10/01/50 1,776,151
TOTAL FLORIDA 8,671,455
GEORGIA - 2.5%
250,000 Cartersville, Georgia, Water and Sewer Revenue, Series 2026 5.000 06/01/43 277,476
250,000 Cartersville, Georgia, Water and Sewer Revenue, Series 2026 5.000 06/01/44 274,959
2,000,000 Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia Health
Services Inc., Series 2017B
5.250 02/15/45 2,020,558
1,145,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5.000 04/01/54 1,218,801
1,470,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A - BAM Insured
5.000 01/01/49 1,486,660
1,790,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2015A
0.000 01/01/32 1,443,220
TOTAL GEORGIA 6,721,674
ILLINOIS - 7.5%
1,000,000 Grand Prairie Water Commission, Illinois, Water Revenue
Bonds, Senior Lien Series 2025 - BAM Insured
5.250 01/01/50 1,051,643
7,500,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2023A
5.250 05/15/54 7,799,984
1,100,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/48 1,135,327
1,500,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/27 1,547,157
525,000 Illinois State, General Obligation Bonds, October Series 2016 5.000 02/01/27 533,278
495,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4.000 06/15/50 432,225
500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2024B
5.000 06/15/53 493,766

Portfolio of Investments April 30, 2026
(continued)
NUW

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 11,420,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000% 12/15/37 $ 7,290,956
TOTAL ILLINOIS 20,284,336
KENTUCKY - 4.8%
1,000,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5.000 09/01/43 1,015,702
1,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5.000 08/01/32 1,053,090
3,795,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5.000 08/01/44 3,876,106
4,050,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 01/01/45 4,051,571
1,080,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Refunding First
Tier Series 2021B - AGM Insured
4.000 07/01/53 968,061
705,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5.000 09/01/45 758,381
1,050,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5.000 01/01/55 1,113,640
TOTAL KENTUCKY 12,836,551
MAINE - 0.9%
2,425,000 University of Maine, System Revenue Bonds, Series 2022 5.000 03/01/47 2,503,564
TOTAL MAINE 2,503,564
MARYLAND - 4.3%
3,420,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/33 3,451,697
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5.000 07/01/54 1,011,297
5,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A
5.000 05/15/45 5,038,460
2,105,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5.000 07/01/55 2,135,529
TOTAL MARYLAND 11,636,983
MASSACHUSETTS - 1.9%
5,000,000 (d) Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B, (UB)
5.000 05/01/54 5,167,085
TOTAL MASSACHUSETTS 5,167,085
MICHIGAN - 2.4%
550,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center
Project, Senior Lien Series 2018
5.000 11/01/43 564,847
2,500,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020 - BAM Insured
4.000 11/01/55 2,244,664
3,480,000 (d) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I, (UB)
5.250 10/15/50 3,732,654
TOTAL MICHIGAN 6,542,165
MINNESOTA - 0.4%
1,145,000 Rochester, Minnesota, Electric Utility Revenue Bonds,
Refunding Series 2017A
5.000 12/01/47 1,150,052
TOTAL MINNESOTA 1,150,052
MONTANA - 0.6%
1,000,000 Big Sky Area Resort District, Montana, Resort Tax Revenue
Bonds, 1% Resort Tax Cold Smoke Project Series 2026
5.000 07/01/53 1,025,938
625,000 Big Sky Area Resort District, Montana, Resort Tax Revenue
Bonds, 1% Resort Tax Cold Smoke Project Series 2026
4.500 07/01/55 616,797
TOTAL MONTANA 1,642,735

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA - 1.3%
$ 3,500,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Series 2018C
5.250% 07/01/43 $ 3,613,814
TOTAL NEVADA 3,613,814
NEW JERSEY - 4.5%
65,000 (b) Cumberland County Improvement Authority, New Jersey,
Guaranteed Lease Revenue Bonds, County Correctional Facility
Project, Series 2018, (Pre-refunded 10/01/28) - BAM Insured
4.000 10/01/43 67,118
15,000 Cumberland County Improvement Authority, New Jersey,
Guaranteed Lease Revenue Bonds, County Correctional Facility
Project, Series 2018 - BAM Insured
4.000 10/01/43 15,053
35,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3.125 03/01/31 35,089
30,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3.250 03/01/32 30,089
50,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3.500 03/01/36 50,184
25,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Foundation Academy Charter School, Series
2018A
5.000 07/01/38 25,116
220,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of
Newark, Series 2017
4.000 07/15/37 214,079
25,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of
Newark, Series 2017
5.000 07/15/47 24,700
100,000 (c) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
5.125 09/01/52 96,235
35,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5.250 01/01/44 34,128
125,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3.375 07/01/30 124,558
55,000 New Jersey Economic Development Authority, Revenue
Bonds, Provident Group - Kean Properties LLC - Kean University
Student Housing Project, Series 2017A
5.000 07/01/47 52,549
100,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Rowan Properties LLC - Rowan University
Student Housing Project, Series 2015A
5.000 01/01/48 97,830
155,000 New Jersey Economic Development Authority, Revenue
Bonds, West Campus Housing LLC - New Jersey City University
Student Housing Project, Series 2015
5.000 07/01/47 139,393
97,395 (c) New Jersey Economic Development Authority, Revenue Bonds,
White Horse HMT Urban Renewal LLC Project, Series 2020
5.000 01/01/40 68,836
935,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1 - NPFG Insured
5.500 09/01/27 967,905
100,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Kean University, Refunding Series 2015H - AGM Insured
4.000 07/01/39 99,996
5,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series   2017F
3.750 07/01/37 3,816
100,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series   2017F
4.000 07/01/42 71,535
75,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D
5.000 07/01/38 75,039
5,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
3.000 07/01/41 4,071
200,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
4.000 07/01/47 181,532
360,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2017A
5.000 07/01/42 364,510
10,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
3.000 07/01/32 9,446

Portfolio of Investments April 30, 2026
(continued)
NUW

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 20,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
4.000% 07/01/48 $ 17,340
125,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A -
AGM Insured
4.125 07/01/38 124,541
110,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A -
AGM Insured
5.000 07/01/46 110,175
50,000 (c) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series
2018
5.750 10/01/38 36,640
60,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2015A
4.000 11/01/45 58,582
75,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3.750 10/01/35 75,019
665,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C
3.950 10/01/44 653,827
4,020,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0.000 12/15/31 3,373,413
2,170,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0.000 12/15/39 1,285,446
255,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5.250 06/15/41 255,248
50,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
4.000 12/15/39 49,600
100,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
4.000 06/15/50 92,103
30,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
4.000 06/15/50 27,425
1,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
5.250 06/15/50 1,585,966
25,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
4.000 06/01/37 25,052
855,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.250 06/01/46 856,880
395,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5.000 06/01/46 384,680
170,000 Union County Utilities Authority, New Jersey, Solid Waste
System County Deficiency Revenue Bonds, Series 2011A
5.000 06/15/41 170,093
TOTAL NEW JERSEY 12,034,837
NEW YORK - 7.7%
595,000 Albany Capital Resource Corporation, New York, Revenue
Bonds, Albany Medical Center Hospital Series 2025A
5.250 05/01/50 629,219
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5.500 10/01/54 1,057,319
1,250,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
5.250 03/15/50 1,331,130
3,000,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007
5.500 10/01/37 3,529,136
1,500,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5.000 09/01/42 1,533,383
2,050,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5.000 09/01/39 2,128,299
1,390,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5.000 11/15/50 1,403,275
750,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2020E
5.000 11/15/30 822,273
200,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
D Series 2024
4.000 12/15/31 202,508

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,875,000 (d) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2026 Subseries Series
A-1, (UB)
5.000% 05/01/54 $ 1,923,776
1,250,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5.500 05/01/52 1,339,372
1,250,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5.500 11/01/51 1,345,901
625,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2026F-1
5.250 02/01/52 657,625
1,230,000 New York City, New York, General Obligation Bonds, Fiscal
2021 Series C
5.000 08/01/42 1,287,220
1,325,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2022A
5.500 11/15/57 1,399,909
TOTAL NEW YORK 20,590,345
NORTH CAROLINA - 0.8%
1,000,000 City of Raleigh, North Carolina, Combined Enterprise System
Revenue and Refunding Bonds, Series 2026
5.000 12/01/56 1,052,686
285,000 Mebane, North Carolina, Combined Utilities Revenue Bonds,
Series 2024
4.000 08/01/49 269,584
700,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017
5.000 01/01/32 708,603
TOTAL NORTH CAROLINA 2,030,873
OHIO - 5.0%
8,785,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5.000 06/01/55 6,980,148
3,095,000 Central Ohio Transit Authority, Ohio, General Obligation
Bonds, Capital Facilities Limited Tax Series 2023
5.000 12/01/48 3,241,054
1,000,000 Ohio State, Hospital Revenue Bonds, Children's Hospital
Medical Center of Akron, Series 2024A
5.250 08/15/48 1,064,740
1,005,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5.000 12/01/63 1,010,785
1,000,000 Tolles Career and Technical Center, Madison, Franklin,
Delaware, Fayette, and Union Counties, Ohio, Certificates of
Participation, School Facilities Project Series 2024
5.250 12/01/53 1,028,584
TOTAL OHIO 13,325,311
OKLAHOMA - 1.0%
500,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/57 493,905
600,000 Oklahoma Water Resources Board, Oklahoma, State Loan
Program Revenue Bonds, Series 2024C
4.000 10/01/54 538,114
1,665,000 (d) Oklahoma Water Resources Board, Revolving Fund Revenue
Bonds-Clean Water Program, 2019 Master Trust, Series 2025A,
(UB)
5.250 04/01/50 1,772,581
TOTAL OKLAHOMA 2,804,600
PENNSYLVANIA - 3.8%
50,000 (b) Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2017, (Pre-refunded 10/15/27)
5.000 10/15/37 51,648
450,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4.000 04/01/44 416,704
500,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2024
4.000 12/01/49 461,363
230,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5.000 05/01/42 230,348
20,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6.000 06/30/34 21,202
266,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5.000 06/30/39 250,084

Portfolio of Investments April 30, 2026
(continued)
NUW

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 133,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
6.000% 06/30/44 $ 99,917
42,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8.000 06/30/34 42,891
70,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, School Lane Charter School Project, Series
2016
5.125 03/15/36 70,357
20,000 Chester County Industrial Development Authority,
Pennsylvania, Avon Grove Charter School Revenue Bonds,
Series 2017A
5.000 12/15/47 19,176
15,000 Chester County Industrial Development Authority,
Pennsylvania, Student Housing Revenue Bonds, University
Student Housing, LLC Project at West Chester University Series
2013A
5.000 08/01/45 14,392
35,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5.000 06/01/33 36,345
200,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4.000 06/01/39 196,725
70,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Asbury Pennsylvania Obligated
Group,  Refunding Series 2019
5.000 01/01/45 68,345
40,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
4.000 01/01/33 40,005
45,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
5.000 01/01/38 45,024
25,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A
4.125 01/01/38 24,739
5,000 (b) Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A, (Pre-refunded 1/01/29)
5.000 01/01/39 5,286
20,000 (b) Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A, (Pre-refunded 1/01/29)
5.000 01/01/39 21,146
5,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A
5.000 01/01/39 5,085
30,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University Project, Series 2019
5.000 05/01/48 27,215
30,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014
5.000 05/01/37 29,998
230,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5.000 07/01/42 233,433
60,000 Erie Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Gannon University, Series 2016
4.000 05/01/46 47,507
40,000 Lancaster County Hospital Authority, Pennsylvania, Health
Center Revenue Bonds, Saint Anne's Retirement Community,
Inc., Series 2020
5.000 03/01/50 34,418
55,000 Northampton County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc.,
Series 2019
5.000 11/01/44 52,578
35,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
4.000 11/01/39 32,206
20,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
5.000 11/01/42 20,002
360,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-121
3.200 10/01/41 317,734
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4.600 10/01/44 1,008,537
3,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-146A
4.750 04/01/53 3,010,716

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 100,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4.750% 12/01/37 $ 100,895
1,000,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Lien Series 2021A
4.000 12/01/51 909,584
1,615,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2025A
5.250 12/01/55 1,711,910
50,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A
4.000 12/01/49 45,129
25,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Charter School Revenue Bonds, Philadelphia
Performing Arts: A String Theory Charter School, Series 2020
5.000 06/15/50 23,239
70,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
3.625 05/01/35 47,495
5,000 (b),(c),(e) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Arts, Series
2017, (Pre-refunded 3/15/28)
5.000 03/15/45 5,213
13,957 (c),(e) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Arts, Series
2017
5.000 03/15/45 2,792
145,000 (b) Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B, (Pre-
refunded 1/01/27)
5.000 07/01/45 147,292
55,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B
5.000 07/01/45 55,214
35,000 Rostraver Township, Westmoreland County, Pennsylvania,
General Obligation Bonds, Series 2018 - AGM Insured
3.500 09/01/34 35,003
100,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5.000 06/01/46 86,340
5,000 The Redevelopment Authority of the City of Scranton,
Lackawanna county, Pennsylvania, Guaranteed Lease Revenue
Bonds, Series 2016A
5.000 11/15/28 5,005
15,000 Washington County Redevelopment Authority, Pennsylvania,
Tanger Outlet Victory Center Tax Increment Bonds, Series 2018
5.000 07/01/35 15,061
TOTAL PENNSYLVANIA 10,125,298
PUERTO RICO - 3.1%
1,170,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/33 901,646
1,739,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.500 07/01/34 1,739,100
3,812,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5.000 07/01/58 3,715,192
710,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2019A-2A
4.550 07/01/40 711,076
1,360,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.329 07/01/40 1,347,980
49,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.784 07/01/58 46,843
TOTAL PUERTO RICO 8,461,837
SOUTH CAROLINA - 3.2%
5,435,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AGC Insured
0.000 01/01/29 5,010,175
1,250,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, McLeod Health Project, Series
2024
5.250 11/01/54 1,314,371
1,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/54 1,052,577

Portfolio of Investments April 30, 2026
(continued)
NUW

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 1,250,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2024B
5.000% 12/01/54 $ 1,286,151
TOTAL SOUTH CAROLINA 8,663,274
TENNESSEE - 0.3%
300,000 (f) West Wilson Utility District, Wilson County, Tennessee, Water
Revenue Bonds, Refunding & Improvement Series 2026
5.000 06/01/39 336,683
350,000 (f) West Wilson Utility District, Wilson County, Tennessee, Water
Revenue Bonds, Refunding & Improvement Series 2026
5.000 06/01/41 387,557
TOTAL TENNESSEE 724,240
TEXAS - 11.2%
500,000 Comal Independent School District, Comal, Bexar, Guadalupe,
Hays, and Kendall Counties, Texas, General Obligation Bonds,
Refunding School Building Series 2024
4.000 02/15/49 465,529
500,000 Garland, Dallas, Collin and Rockwell Counties, Texas, Electric
Utility System Revenue Bonds, Refunding Series 2024
5.000 03/01/50 518,089
830,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.250 02/15/48 887,434
1,665,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.250 02/15/49 1,776,660
830,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.250 02/15/50 883,531
1,665,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.250 02/15/55 1,757,532
3,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0.000 09/01/32 2,405,992
7,935,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0.000 09/01/33 6,099,623
1,145,000 Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse
Refunding Series 2024
5.250 02/15/59 1,202,183
2,430,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding Series 2021A
5.000 05/15/51 2,473,514
1,665,000 (d) Lubbock Independent School District, Lubbock County, Texas,
General Obligation Bonds, School Building Series 2025, (UB)
5.250 02/15/55 1,755,057
1,595,000 (d) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025, (UB)
5.250 02/15/55 1,676,541
5,000,000 (d) Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025, (UB)
5.250 08/15/50 5,326,026
250,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5.000 02/15/41 250,913
1,600,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
5.000 12/31/35 1,677,523
1,000,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
5.000 08/01/57 1,003,687
TOTAL TEXAS 30,159,834

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 1.7%
$ 1,071,000 (c) ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A
4.250% 03/01/51 $ 885,627
1,500,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017B
5.000 07/01/47 1,511,863
2,060,000 (d) Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2025, (UB)
5.000 12/15/44 2,261,317
TOTAL UTAH 4,658,807
VIRGINIA - 1.6%
1,160,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5.000 07/01/46 1,160,078
1,300,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5.000 07/01/51 1,291,461
1,400,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4.875 07/15/40 1,435,449
500,000 Henrico County Economic Development Authority, Virginia,
Health Facilities Revenue Bonds, Bon Secours Mercy Health,
Series 2025A-VA
5.000 11/01/48 510,200
TOTAL VIRGINIA 4,397,188
WASHINGTON - 3.5%
3,330,000 Chelan County Public Utility District 1, Washington, Columbia
River-Rock Island Hydro-Electric System Revenue Refunding
Bonds, Series 1997A - NPFG Insured
0.000 06/01/29 3,027,064
1,335,000 (d) Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A, (UB)
5.250 12/01/55 1,409,056
690,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/30 706,112
2,165,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Series2021B.
Exchange Purchase
4.000 07/01/37 2,162,355
2,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5.000 07/01/58 1,980,203
TOTAL WASHINGTON 9,284,790
WEST VIRGINIA - 0.9%
530,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5.000 01/01/34 532,921
1,800,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5.000 09/01/38 1,837,786
TOTAL WEST VIRGINIA 2,370,707
WISCONSIN - 1.2%
2,000,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream's Meadowlands
Project, Series 2017
7.000 12/01/50 1,560,000
2,000,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5.000 06/01/52 1,790,951
TOTAL WISCONSIN 3,350,951
TOTAL MUNICIPAL BONDS
(Cost $279,031,231) 285,398,569
TOTAL LONG-TERM INVESTMENTS
(Cost $279,031,231) 285,398,569
FLOATING RATE OBLIGATIONS - (7.8)% (20,925,000)
OTHER ASSETS & LIABILITIES, NET -   1.7% 4,515,196
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 268,988,765
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

Portfolio of Investments April 30, 2026
(continued)
NUW

See Notes to Financial Statements
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $4,379,998 or 1.5% of Total Investments.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) When-issued or delayed delivery security.

Portfolio of Investments April 30, 2026
NMI
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.4%
117260841 MUNICIPAL BONDS - 98.4% 117260841
ALABAMA - 3.8%
$ 150,000 (a),(b) Baldwin County Industrial Dev Auth, Alabama, Solid Waste
Disposal Revenue Bonds, Novelis Corporation Project, Series
2026A., (AMT), (Mandatory Put 3/01/33)
4 .300% 03/01/56 $ 147,119
250,000 (a),(b) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4 .625 06/01/55 252,076
710,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D, (Mandatory Put 8/01/35)
5 .000 12/01/55 753,149
1,000,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons II, LLC Student Housing and Parking
Project at Samford University Series 2024C
5 .500 10/01/54 1,012,230
260,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/49 269,003
1,035,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 966,803
1,000,000 (a) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 5, Series 2023A, (Mandatory Put
7/01/29)
5 .250 01/01/54 1,051,781
100,000 (b) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 100,747
TOTAL ALABAMA 4,552,908
ARIZONA - 3.2%
275,000 Arizona Industrial Development Authority Education Revenue
Bonds, Academies of Math & Science Projects, Series 2023
5 .250 07/01/43 276,658
665,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2024
4 .250 07/01/44 593,544
1,495,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A
5 .000 07/01/49 1,527,249
515,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .250 12/01/28 537,923
1,000,000 (b) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Desert Heights Charter
School Project, Refunding Series 2024
6 .125 06/01/57 941,002
TOTAL ARIZONA 3,876,376
ARKANSAS - 1.2%
1,000,000 (a),(b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Project, Series 2026B, (AMT), (Mandatory Put
3/03/36)
4 .250 09/01/46 997,046
200,000 (b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 202,569
200,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 204,946
TOTAL ARKANSAS 1,404,561
CALIFORNIA - 6.2%
655,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C,
(Mandatory Put 10/01/33)
5 .000 12/01/55 686,818
250,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5 .200 12/01/27 253,049
625,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2023B
5 .500 09/01/43 660,641

Portfolio of Investments April 30, 2026
(continued)
NMI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 375,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024A
5 .000% 09/01/48 $ 379,819
500,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 499,994
1,000,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 1,009,489
100,000 (b) California Statewide Communities Development Authority,
Hotel Revenue Bonds, HR Ontario Hotel Project, Series 2026A
6 .250 09/02/61 101,647
1,000,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Orange City Portfolio,
Mezzanine Lien Series 2021B
4 .000 03/01/57 742,577
300,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
7 .000 11/01/34 359,176
525,000 Palm Desert, California, Special Tax Bonds, Community
Facilities District 2021-1 University Park, Series 2024
5 .000 09/01/53 530,328
500,000 (b) San Francisco City and County Special Tax District 2020-1,
California, Special Tax Bonds, Mission Rock Facilities and
Services, Shoreline Tax Zone 1 Series 2023C
5 .750 09/01/53 521,411
710,000 (b) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5 .000 09/01/38 752,148
490,000 (b) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5 .000 09/01/43 505,291
100,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 100,060
1,365,000 (b) Santa Barbara Housing Authority,California, Capital
Appreciation Housing Revenue Bonds, Subordinate Multifamily
Bonds, Jacaranda Court Series 2025A-S
0 .000 05/01/44 340,953
TOTAL CALIFORNIA 7,443,401
COLORADO - 9.5%
1,000,000 (b),(c) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Monument Academy Prject, Series 2026A
4 .375 06/01/36 981,427
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 1,021,372
1,395,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/43 1,424,581
250,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2025A
6 .000 12/01/55 266,194
500,000 Erie Highlands Metropolitan District 2, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2018A
5 .250 12/01/48 500,447
700,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 702,559
137,359 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-2
6 .500 12/01/43 142,380
250,000 (b) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 255,352
500,000 (b) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 488,619
500,000 (b) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue
Bonds, District 2, Series 2024A
7 .750 12/01/53 435,121
500,000 (b) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/41 471,714
523,000 (b) Platte River Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Refunding Series
2023A
6 .500 08/01/53 534,307

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 Raindance Metropolitan District 1, Acting by and through its
Water Activity Enterprise In the Town of Windsor, Weld County,
Colorado, Non-Potable Water Enterprise Revenue Bonds,
Series 2020
5 .250% 12/01/50 $ 489,187
750,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 771,787
500,000 (b) Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4 Subdistrict B, Refunding & Improvement
Series 2024A
5 .750 12/01/54 503,925
1,275,000 (b) Ventana Metropolitan District, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Refunding and
Improvement Series 2023A
6 .500 09/01/53 1,316,021
525,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
4 .500 12/01/31 523,126
500,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 504,252
TOTAL COLORADO 11,332,371
DELAWARE - 0.1%
100,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/48 98,172
TOTAL DELAWARE 98,172
FLORIDA - 8.8%
250,000 (b) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
5 .250 05/01/55 245,993
730,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/33 730,573
500,000 (b) Bridgewalk Community Development District, Osceola County,
Florida, Special Assessment Bonds, Assessment Area 2 Series
2023
6 .500 12/15/53 525,596
550,000 (b) Capital Projects Finance Authority, Florida, Educational
Revenue Bonds, Imagine Kissimmee Charter Academy Project,
Series 2024
6 .500 06/15/54 560,725
500,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6 .000 08/15/63 487,439
1,000,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6 .250 06/15/53 1,016,763
140,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, KIPP Miami North Campus Project, Refunding Series
2024A
6 .000 06/15/54 142,717
210,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .500 06/15/38 225,418
1,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 705,000
360,000 (a),(b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
1 .000 07/01/57 234,000
500,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000 10/01/42 506,922
255,000 (b) Hamilton Bluff Community Development District, Lake
Hamilton, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
5 .800 05/01/54 255,355
345,000 (b) Highland Trails Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Capital Improvement Series 2024
5 .850 05/01/54 351,212
150,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
5 .875 05/01/55 153,023

Portfolio of Investments April 30, 2026
(continued)
NMI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 850,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, 2023 Project Series 2023
6 .375% 05/01/54 $ 887,669
300,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Taylor Ranch Project, Series 2023
6 .125 05/01/43 326,835
500,000 (a),(b) Miami-Dade County Industrial Development Authority, Florida,
Student Housing Revenue Bonds, PRG - Casa Properties LLC
Project, Senior Series 2026A-1, (Mandatory Put 7/01/36)
5 .375 07/01/65 517,094
100,000 (b) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
5 .750 05/01/54 100,713
1,000,000 (b) River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4 Series 2023A
6 .500 05/01/54 1,053,578
225,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6 .125 11/01/43 239,196
400,000 Stonegate Preserve Community Development District, Florida,
Manatee County Special Assessment Revenue Bonds 2023
Project Area Series 2023
6 .125 12/15/53 424,241
245,000 (b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .800 05/01/55 232,530
485,000 (b) Woodsdale Community Development District, Pasco County,
Florida, Revenue Bonds, Capital Improvement Series 2023
6 .125 11/01/43 519,029
TOTAL FLORIDA 10,441,621
GEORGIA - 4.3%
250,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 255,722
2,000,000 (b) Bartow County, Georgia, Tax Allocation Revenue Bonds,
Highway 411 Corridor Development Project District Number 3,
Senior Convertible Capital Appreciation Series 2026
6 .500 04/01/51 1,608,458
600,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
6 .400 06/15/53 600,854
500,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
4 .000 04/01/50 431,624
1,000,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5 .000 07/01/53 1,057,582
1,120,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project M Bonds, Series 19A - AGM Insured
5 .000 01/01/59 1,123,291
TOTAL GEORGIA 5,077,531
GUAM - 1.1%
1,250,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .250 07/01/50 1,284,377
TOTAL GUAM 1,284,377
HAWAII - 0.2%
250,000 (b) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .125 07/01/43 243,330
TOTAL HAWAII 243,330
IDAHO - 1.3%
1,000,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025A
5 .250 03/01/53 1,043,682
500,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .875 11/01/53 500,663
TOTAL IDAHO 1,544,345

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS - 6.7%
$ 1,005,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5 .250% 12/01/51 $ 1,055,489
1,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
5 .500 01/01/55 1,028,830
200,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
4 .500 11/01/36 200,063
500,000 Illinois Finance Authority, Revenue Bonds, Bradley University,
Refunding Series 2021A
4 .000 08/01/51 418,254
1,105,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 1,105,120
845,000 (a),(b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4 .800 12/01/43 874,629
540,000 Illinois State, General Obligation Bonds, June Series 2022A 5 .500 03/01/47 563,844
500,000 Illinois State, General Obligation Bonds, March Series 2021A 5 .000 03/01/46 510,171
400,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/39 424,828
1,000,000 Illinois State, General Obligation Bonds, October Series 2022C 5 .500 10/01/41 1,082,527
205,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/35 143,768
600,000 (b) Schaumburg Village, Cook and DuPage Counties, Illinois, Tax
Increment Revenue Note Certificates of Participation, North
Schaumburg Redevelopment Project Area, Series 2025
6 .125 12/30/38 605,041
TOTAL ILLINOIS 8,012,564
INDIANA - 2.9%
735,000 (b) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 658,567
1,000,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Fixed Rate Series 2023A
5 .000 10/01/46 1,047,234
1,000,000 Indiana Finance Authority, Student Housing Revenue Bonds,
SFP-PUFW I, LLC Series 2024A
5 .000 07/01/54 986,834
500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 519,204
250,000 (b) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt
Paper LLC Project, Refunding Series 2024, (AMT)
5 .000 01/01/54 241,871
TOTAL INDIANA 3,453,710
IOWA - 0.5%
500,000 (d) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 565,925
TOTAL IOWA 565,925
LOUISIANA - 3.4%
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Womans Hospital Foundation Project, Refunding Series
2017A
5 .000 10/01/44 1,011,891
400,000 (b) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
Christwood Project, Refunding Series 2024
5 .250 11/15/59 374,210
1,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/48 1,001,330
500,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/59 506,216
1,000,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .250 07/01/53 1,031,508
100,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
3 .700 08/01/41 100,945
TOTAL LOUISIANA 4,026,100

Portfolio of Investments April 30, 2026
(continued)
NMI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS - 1.3%
$ 1,500,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Social Series 2025A
5 .000% 02/15/55 $ 1,553,903
TOTAL MASSACHUSETTS 1,553,903
MINNESOTA - 1.6%
75,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .250 08/01/46 64,147
1,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/48 1,001,901
555,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School Project, Series 2019
5 .000 07/01/49 507,996
300,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .250 09/01/37 289,803
TOTAL MINNESOTA 1,863,847
MISSISSIPPI - 0.8%
1,000,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/41 1,001,582
TOTAL MISSISSIPPI 1,001,582
MISSOURI - 2.4%
1,000,000 Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Southwest Baptist
University Project, Series 2012
5 .000 10/01/33 978,753
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 500,000
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .250 02/01/54 500,769
100,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2017
5 .000 09/01/48 97,968
215,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2018A
5 .250 09/01/53 211,975
335,000 Saline County Industrial Development Authority, Missouri, First
Mortgage Revenue Bonds, Missouri Valley College, Series
2017
4 .500 10/01/40 306,103
225,000 (b) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 225,494
TOTAL MISSOURI 2,821,062
NEBRASKA - 1.3%
500,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5 .000 09/01/42 515,629
1,000,000 Omaha, Nebraska, General Obligation Bonds, Various Purpose
Series 2025B
5 .000 04/15/44 1,087,299
TOTAL NEBRASKA 1,602,928
NEVADA - 0.3%
350,000 Las Vegas Special Improvement District 817, Nevada, Local
Improvement Revenue Bonds, Summerlin Village 29 Series
2023
6 .000 06/01/48 370,371
TOTAL NEVADA 370,371

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE - 1.3%
$ 250,000 (b) National Finance Authority Special Revenue Capital
Appreciation Bonds, New Hampshire, The Astro Sunterra
Projects, Waller County, Texas Municipal Utility Districts, Series
2026.
0 .000% 12/15/34 $ 143,750
495,052 (a) National Finance Authority, New Hampshire, Municipal
Certificates Series 2025-1 Class A-2
4 .086 01/20/41 479,039
1,000,000 (b) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625 11/01/42 881,228
TOTAL NEW HAMPSHIRE 1,504,017
NEW JERSEY - 1.3%
500,000 (b) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .625 01/01/45 528,085
1,000,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 992,445
TOTAL NEW JERSEY 1,520,530
NEW YORK - 5.4%
60,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015
5 .250 07/01/35 60,000
250,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2022A
5 .250 12/01/52 251,241
315,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5 .250 11/15/55 319,916
1,000,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 1,000,798
250,000 (a),(b) New York State Environmental Facilities Corporation, Solid
Waste Disposal Revenue Bonds, Casella Waste Systems, Inc.
Project, Series 2020R-1, (AMT), (Mandatory Put 9/03/30)
4 .250 09/01/50 253,648
1,500,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT)
5 .500 12/31/60 1,517,162
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 1,009,460
445,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6 .000 06/30/54 462,986
500,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 550,067
100,000 Oneida Indian Nation, New York, Tax Revenue Bonds, Series
2024B
6 .000 09/01/43 108,151
1,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/48 935,263
TOTAL NEW YORK 6,468,692
NORTH CAROLINA - 0.6%
685,000 North Carolina Medical Care Commission,  Retirement
Facilities First Mortgage Revenue Bonds, Southminster Project,
Refunding Series 2016
5 .000 10/01/31 687,852
TOTAL NORTH CAROLINA 687,852
NORTH DAKOTA - 0.1%
100,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group,
Series 2017
5 .000 12/01/36 99,616
TOTAL NORTH DAKOTA 99,616

Portfolio of Investments April 30, 2026
(continued)
NMI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO - 4.1%
$ 500,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon
Secours Mercy Health, Inc., Series 2025A
5 .000% 11/01/40 $ 539,223
1,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 1,191,830
500,000 (b) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/45 506,873
500,000 (a),(b) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 510,216
500,000 (b) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 455,852
250,000 (b) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Cuyahoga Falls, Series 2025A
6 .250 01/01/45 260,676
250,000 (b) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 254,729
200,000 (b) Port of Greater Cincinnati Development Authority, Ohio,
Multifamily Housing Revenue Bonds, Vivera Northbrook
Project, Series 2025A
6 .500 01/01/45 210,279
1,000,000 Port of Greater Cincinnati Development Authority, Ohio,
Parking Revenue Bond, 3CDC Obligated Group Parking
Facilities, Refunding Series 2025A
5 .000 12/01/55 1,015,217
TOTAL OHIO 4,944,895
OKLAHOMA - 0.8%
670,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 669,082
250,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/40 276,284
TOTAL OKLAHOMA 945,366
OREGON - 0.0%
55,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .250 11/15/50 53,971
TOTAL OREGON 53,971
PENNSYLVANIA - 2.8%
400,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 408,096
235,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Subordinate Series 2024B
6 .000 05/01/42 242,631
53,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 56,185
700,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 658,115
350,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
6 .000 06/30/44 262,939
109,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 111,313
500,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/51 504,105
485,000 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley
Dual Language Charter School, General Purpose Authority,
Series 2023
7 .000 06/01/53 513,646
350,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6 .500 09/01/43 362,466
200,000 (a),(b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Core Natural Resources
Inc., Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 216,322
TOTAL PENNSYLVANIA 3,335,818

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO - 1.8%
$ 1,760,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000% 07/01/51 $ 461,453
500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 478,250
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 974,605
200,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 198,232
TOTAL PUERTO RICO 2,112,540
SOUTH CAROLINA - 2.6%
620,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2019A
4 .000 04/01/49 526,257
1,000,000 (b) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmera Apartments
Project, Series 2025A
6 .750 12/01/60 990,376
560,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy
Project Series 2023A
7 .000 06/15/43 580,239
1,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Improvement Series 2025A
5 .000 12/01/55 1,018,267
TOTAL SOUTH CAROLINA 3,115,139
SOUTH DAKOTA - 0.1%
100,000 Sioux Falls, South Dakota, Health Facilities Revenue Bonds,
Dow Rummel Village Project, Series 2017
5 .125 11/01/47 90,899
TOTAL SOUTH DAKOTA 90,899
TENNESSEE - 0.2%
250,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .500 07/01/42 271,542
TOTAL TENNESSEE 271,542
TEXAS - 5.7%
213,000 (b) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 2
Project, Series 2023
6 .750 09/01/48 223,195
105,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 105,259
1,000,000 (b) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 1 Series 2023
6 .375 09/01/53 1,036,238
1,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A - AGM Insured
5 .000 04/01/46 999,973
200,000 (d) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 236,299
535,000 (b) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Haggard Farm Public Improvement District
Project, Area 1 Project Series 2023
7 .500 09/15/53 561,782
320,000 (b),(c) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2, Improvement
Area 3A-3C Project, Series 2026
5 .625 09/01/56 318,714
240,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/34 239,544
295,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5 .500 08/01/27 302,266
1,000,000 Texas Private Activity Bond Surface Transportation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Senior Lien Series 2023,
(AMT)
5 .500 12/31/58 1,030,651

Portfolio of Investments April 30, 2026
(continued)
NMI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000% 06/30/58 $ 991,673
250,000 (b) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
5 .625 09/01/51 254,611
500,000 (b) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
6 .000 09/01/54 510,397
TOTAL TEXAS 6,810,602
UTAH - 2.3%
500,000 (b) Arrowhead Springs Public Infrastructure District, Utah, Limited
Tax General Obligation and Special Revenue Bonds, Series
2025
6 .000 03/01/56 503,075
1,000,000 (b) High Star Ranch Infrastructure Financing District, Utah, Special
Assessment Bonds, High Star Ranch Assessment Area, Series
2026
6 .250 12/01/55 1,006,226
750,000 (b) Northwest Quadrant Public Infrastructure District, Utah, Limited
Tax General Obligation Bonds, Series 2025A
6 .125 03/01/56 757,500
410,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/53 420,476
TOTAL UTAH 2,687,277
VIRGIN ISLANDS - 1.2%
380,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 395,499
1,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 994,522
TOTAL VIRGIN ISLANDS 1,390,021
VIRGINIA - 1.8%
100,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 108,937
100,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7 .000 09/01/53 109,550
1,265,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 1,225,919
750,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 756,185
TOTAL VIRGINIA 2,200,591
WASHINGTON - 1.4%
1,000,000 Grays Harbor Public Hospital District 1, Washington, Revenue
Bonds, Summit Pacific Medial Center Series 2023
6 .750 12/01/44 1,110,032
500,000 Jefferson County Public Hospital District 2, Washington,
Hospital Revenue Bonds, Refunding Series 2023A
6 .875 12/01/53 516,695
TOTAL WASHINGTON 1,626,727
WEST VIRGINIA - 0.9%
100,000 (b) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7 .000 06/01/43 106,180
1,000,000 West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A
5 .000 06/01/47 1,006,155
TOTAL WEST VIRGINIA 1,112,335

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN - 3.1%
$ 3,634 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/46 $ 24
3,583 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 23
3,557 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 23
3,532 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 23
3,480 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 22
3,813 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 24
94,406 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 64,164
3,788 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 24
3,736 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 24
3,711 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 23
3,660 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 23
3,608 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 23
3,583 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 22
3,532 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 22
3,506 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 22
3,480 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 22
3,429 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 21
3,404 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 21
3,352 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 21
3,327 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 20
3,301 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 20

Portfolio of Investments April 30, 2026
(continued)
NMI

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,250 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/66 $ 20
42,334 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 258
1,000,000 (b) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6 .250 02/01/39 1,020,840
500,000 (b) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
6 .250 10/01/53 509,854
535,000 (b) Public Finance Authority of Wisconsin, Revenue Bonds, Unity
Classical Charter School, A Challenge Foundation Academy,
Series 2023
6 .625 07/01/43 550,994
250,000 (b) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 251,256
200,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .125 10/01/34 200,108
200,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/57 156,211
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, PHW Oconomowoc, Inc. Project,
Series 2018
5 .125 10/01/48 957,274
TOTAL WISCONSIN 3,711,426
TOTAL MUNICIPAL BONDS
(Cost $116,114,760) 117,260,841
SHARES DESCRIPTION MATURITY VALUE
6,131 WARRANTS - 0.0% 6,131
TRANSPORTATION - 0.0%
3,270 (f) BL TRAIN HOLDINGS WEST LLC 11/26/35 6,131
TOTAL TRANSPORTATION 6,131
TOTAL WARRANTS
(Cost $0) 6,131
TOTAL LONG-TERM INVESTMENTS
(Cost $116,114,760) 117,266,972
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.4%
500,000 MUNICIPAL BONDS - 0.4% 500,000
NEW YORK - 0.4%
500,000 (g) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series EE-1
3 .350 06/15/55 500,000
TOTAL NEW YORK 500,000
TOTAL MUNICIPAL BONDS
(Cost $500,000) 500,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $500,000) 500,000
TOTAL INVESTMENTS - 98.8%
(Cost $116,614,760) 117,766,972
OTHER ASSETS & LIABILITIES, NET -   1.2% 1,397,412
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 119,164,384
AMT Alternative Minimum Tax

See Notes to Financial Statements
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $39,118,482 or 33.2% of Total Investments.
(c) When-issued or delayed delivery security.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Statement of Assets and Liabilities
See Notes to Financial Statements

April 30, 2026 (Unaudited) NUV NUW NMI
ASSETS
Long-term investments, at value
†
$ 2,000,156,290 $ 285,398,569 $ 117,266,972
Affiliated investments, at value
++
6,888,455 – –
Short-term investments, at value
◊
– – 500,000
Cash 6,426,101 2,543,227 256,653
Receivables:
Interest 27,168,552 3,895,483 1,880,388
Investments sold 585,000 – 1,119,885
Reimbursement from Adviser 1,822 – –
Shares sold 318,531 – –
Sale of Vistra Vision interest
#
(1)
– 257,265 –
Deferred offering costs 90,594 – 501
Other 189,371 11,008 18,805
Total assets 2,041,824,716 292,105,552 121,043,204
LIABILITIES
Floating rate obligations 120,825,000 20,925,000 –
Payables:
Management fees 728,469 130,298 59,282
Dividends 6,298,172 856,064 440,961
Interest 2,013,614 373,816 –
Investments purchased - when-issued/delayed-delivery settlement 9,799,203 724,939 1,297,924
Vistra Vision sale transactions costs
(1)
– 5,882 –
Accrued expenses:
Custodian fees 205,167 54,861 33,028
Investor relations fees 31,893 4,553 2,633
Directors/Trustees fees 168,544 9,746 3,490
Professional fees 14,299 14,492 14,089
Shareholder reporting expenses 61,765 13,543 10,052
Shareholder servicing agent fees 42,504 117 911
Shelf offering costs 68,754 – 16,450
Other 7,457 3,476 –
Total liabilities 140,264,841 23,116,787 1,878,820
Commitments and contingencies
(2)
Net assets applicable to common shares $ 1,901,559,875 $ 268,988,765 $ 119,164,384
Common shares outstanding 208,570,543 17,951,336 12,062,916
Net asset value ("NAV") per common share outstanding $ 9 .12 $ 14 .98 $ 9 .88
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 2,085,705 $ 179,513 $ 120,629
Paid-in capital 1,972,914,616 268,651,274 124,939,313
Total distributable earnings (loss) (73,440,446) 157,978 (5,895,558)
Net assets applicable to common shares $ 1,901,559,875 $ 268,988,765 $ 119,164,384
Authorized shares:
Common 350,000,000 Unlimited 200,000,000
†
   Long-term investments, cost $ 1,952,236,248 $ 279,031,231 $ 116,114,760
++
   Affiliated investments, cost $ 6,749,250 $ — $ —
◊
   Short-term investments, cost $ — $ — $ 500,000
#
   Net of discount of $ – $ 10,103 $ –
(1)
Refer to Note 4 of the Notes to Financial Statements for more information.
(2)
As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Six Months Ended April 30, 2026 (Unaudited) NUV NUW NMI
INVESTMENT INCOME
Dividends from affiliated investments $ 139,005 $ — $ —
Interest 46,801,815 6,595,557 3,004,637
Total investment income 46,940,820 6,595,557 3,004,637
EXPENSES
– – –
Management fees 4,408,265 789,783 349,248
Shareholder servicing agent fees 129,824 174 2,810
Interest expense 1,806 ,898 318,379 153
Directors/Trustees fees 58,317 8,469 3,491
Custodian expenses, net 75,421 20,278 12,360
Investor relations expenses 47,510 7,313 3,160
Professional fees 92,177 21,783 25,794
Shareholder reporting expenses 54,663 14,716 11,829
Stock exchange listing fees 32,812 3,863 2,078
Other 18,411 8,192 25,610
Total expenses before expense reimbursement 6,724,298 1,192,950 436,533
Expense reimbursement (11,009) — —
Net expenses 6,713,289 1,192,950 436,533
Net investment income (loss) 40,227,531 5,402,607 2,568,104
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (5,826,987) 278,014 (46,994)
Net realized gain (loss) (5,826,987) 278,014 (46,994)
Change in unrealized appreciation (depreciation) on:
Investments (11,092,012) (2,833,178) (278,423)
Affiliated investments (8,123) — —
Net change in unrealized appreciation (depreciation) (11,100,135) (2,833,178) (278,423)
Net realized and unrealized gain (loss) (16,927,122) (2,555,164) (325,417)
Net increase (decrease) in net assets applicable to common shares from operations $ 23,300,409 $ 2,847,443 $ 2,242,687

Statement of Changes in Net Assets
See Notes to Financial Statements

NUV NUW
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ 40,227,531 $ 77,998,136 $ 5,402,607 $ 10,289,701
Net realized gain (loss) (5,826,987) (23,658,906) 278,014 (3,381,840)
Net change in unrealized appreciation (depreciation) (11,100,135) 5,422,300 (2,833,178) 2,092,059
Net increase (decrease) in net assets applicable to common shares from operations 23,300,409 59,761,530 2,847,443 8,999,920
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (40,487,075) (80,629,920) (5,223,839) (10,411,775)
Total distributions (40,487,075) (80,629,920) (5,223,839) (10,411,775)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs 9,376,997 — — —
Net increase (decrease) applicable to common shares from capital share transactions 9,376,997 — — —
Net increase (decrease) in net assets applicable to common shares (7,809,669) (20,868,390) (2,376,396) (1,411,855)
Net assets applicable to common shares at the beginning of period 1,909,369,544 1,930,237,934 271,365,161 272,777,016
Net assets applicable to common shares at the end of period $ 1,901,559,875 $ 1,909,369,544 $ 268,988,765 $ 271,365,161

See Notes to Financial Statements

NMI
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ 2,568,104 $ 4,638,080
Net realized gain (loss) (46,994) (208,261)
Net change in unrealized appreciation (depreciation) (278,423) (1,358,427)
Net increase (decrease) in net assets applicable to common shares from operations 2,242,687 3,071,392
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (2,682,782) (4,731,688)
Total distributions (2,682,782) (4,731,688)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs 7,710,230 11,884,740
Reinvestments of distributions 53,424 52,906
Net increase (decrease) applicable to common shares from capital share transactions 7,763,654 11,937,646
Net increase (decrease) in net assets applicable to common shares 7,323,559 10,277,350
Net assets applicable to common shares at the beginning of period 111,840,825 101,563,475
Net assets applicable to common shares at the end of period $ 119,164,384 $ 111,840,825

Financial Highlights

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
NUV
NUW
4/30/26
(e)
0.19%
(g)
0.24%
(g)
10/31/25
0.14
0.13
10/31/24
0.06
0.03
10/31/23
0.04
0.03
10/31/22
0.01
0.01
10/31/21
0.01
0.01
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains Total
Shelf
Offering
Costs
Premium
per
Share
Sold
through
Shelf
Offering
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NUV
4/30/26
(e)
$ 9.20 $ 0.19 $ (0.07) $ 0.12 $ (0.20) $ — $ (0.20) $ —
(f)
$ — $ 9.12 $ 9.15
10/31/25 9.30 0.38 (0.09) 0.29 (0.39) — (0.39) — — 9.20 9.00
10/31/24 8.69 0.36 0.60 0.96 (0.35) — (0.35) — — 9.30 8.91
10/31/23 8.77 0.35 (0.09) 0.26 (0.34) — (0.34) — — 8.69 7.99
10/31/22 10.62 0.33 (1.84) (1.51) (0.34) — (0.34) — — 8.77 8.35
10/31/21 10.48 0.35 0.15 0.50 (0.36) — (0.36) — — 10.62 11.21
NUW
4/30/26
(e)
15.12 0.30 (0.15) 0.15 (0.29) — (0.29) — — 14.98 14.11
10/31/25 15.20 0.57 (0.07) 0.50 (0.58) — (0.58) — — 15.12 14.38
10/31/24 14.20 0.53 0.99 1.52 (0.52) — (0.52) — — 15.20 13.89
10/31/23 14.20 0.50 (0.02) 0.48 (0.48) — (0.48) — — 14.20 12.60
10/31/22 17.33 0.46 (2.93) (2.47) (0.47) (0.19) (0.66) — — 14.20 13.19
10/31/21 16.81 0.45 0.54 0.99 (0.47) — (0.47) — —
(f)
17.33 16.76
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.
(c) The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

See Notes to Financial Statements

Ratios to Average Net Assets
NUW
Expenses
NII
(Loss)
10/31/21
0.68%
2.60%
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
Expenses
After
Reimbursement
(d)
Net
Investment
Income
(Loss)
(d)
Portfolio
Turnover
Rate
1.26% 3.86% $ 1,901,560 0.71%
(g)
0.71%
(g)
4.27%
(g)
6%
3.22 5.57 1,909,370 0.66 0.66  4.13 37
11.12 16.10 1,930,238 0.60 0.60  3.81 21
2.79 (0.52) 1,804,453 0.53 0.53  3.77 17
(14.52) (22.80) 1,819,457 0.50 0.50  3.36 29
4.79 7.19 2,203,176 0.48 0.48  3.27 11
1.01 0.14 268,989 0.89
(g)
0.89
(g)
4.03
(g)
9
3.42 7.95 271,365 0.75 0.75  3.85 26
10.72 14.46 272,777 0.65 0.65  3.45 22
3.27 (1.08) 254,960 0.63 0.63  3.35 14
(14.65) (17.84) 254,953 0.64 0.64  2.90 17
5.89 6.31 311,092 0.68
(h)
0.68
(h)
2.60
(h)
10
(d) After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e) Unaudited.
(f) Value rounded to zero.
(g) Annualized.
(h) During the period ended October 31, 2021, the Adviser voluntarily reimbursed the Fund for certain expenses incurred in connection with a common shares equity shelf program. As a result, the Expenses and Net Investment Income (Loss) Ratios to Average Net Assets reflect the voluntary expense reimbursement from Adviser.
The Expenses and Net Investment Income (Loss) Ratios to Average Net Assets excluding this expense reimbursement from Adviser were as follows:

Financial Highlights (continuted)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains Total
Shelf
Offering
Costs
Premium
per
Share
Sold
through
Shelf
Offering
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NMI
4/30/26
(d)
$ 9.92 $ 0.22 $ (0.02) $ 0.20 $ (0.23) $ — $ (0.23) $ (0.01) $ — $ 9.88 $ 9.99
10/31/25 10.10 0.45 (0.17) 0.28 (0.46) — (0.46) — — 9.92 10.05
10/31/24 9.16 0.42 0.95 1.37 (0.43) — (0.43) —
(f)
— 10.10 9.68
10/31/23 9.24 0.38 (0.09) 0.29 (0.37) — (0.37) — —
(f)
9.16 8.35
10/31/22 11.27 0.34 (2.05) (1.71) (0.32) —
(f)
(0.32) — — 9.24 8.53
10/31/21 11.08 0.37 0.20 0.57 (0.38) — (0.38) — — 11.27 11.65
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest
Expense to
Average Net Assets
Applicable
to Common Shares
NMI
4/30/26
(d)
– %
(e)
10/31/25
0.01
10/31/24
–
10/31/23
–
10/31/22
–
10/31/21
–
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
1.92% 1.66% $ 119,164 0.76%
(e)
4.46%
(e)
8%
2.74 8.78 111,841 0.75 4.53 13
15.13 21.21 101,563 0.88 4.22 38
2.94 1.80 92,117 0.74 3.87 33
(15.39) (24.32) 92,830 0.72 3.29 61
5.18 6.51 113,191 0.73 3.23 15
(c) The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.
(e) Annualized.
(f) Value rounded to zero.

Notes to Financial Statements
(Unaudited)
1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Municipal Value Fund, Inc. (NUV)
Nuveen AMT-Free Municipal Value Fund (NUW)
Nuveen Municipal Income Fund, Inc. (NMI)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. NUV and NMI were incorporated under the state laws of Minnesota on April 8, 1987 and February 26, 1988, respectively. NUW was organized as a Massachusetts business trust on November 19, 2008.
Current Fiscal Period
: The end of the reporting period for the Funds is April 30, 2026, and the period covered by these Notes to Financial
Statements is the six months ended April 30, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to each Fund from the Adviser or its affiliates. The Board of Directors/Trustees (the "Board") has adopted a deferred compensation plan for independent directors/
trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select
Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by each Fund was as follows:
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The Funds' distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares
(stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than
Fund
Gross
Custodian Fee
Credits
NUV
$ —
NUW
—
NMI
—

its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.
Indemnifications:
Under the Funds' organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Dividend income, is recorded on the ex-dividend date.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09)
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270) Narrow
Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Notes to Financial Statements
(continued)
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds’
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described later in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters
NUV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 6,888,455 $ – $ – $ 6,888,455
Municipal Bonds – 2,000,156,290 – 2,000,156,290
Total $ 6,888,455 $ 2,000,156,290 $ – $ 2,007,044,745
NUW
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 285,398,569 $ – $ 285,398,569
Total $ – $ 285,398,569 $ – $ 285,398,569
NMI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 117,260,841 $ – $ 117,260,841
Warrants – – 6,131 6,131
Short-Term Investments:
Municipal Bonds – 500,000 – 500,000
Total $ – $ 117,760,841 $ 6,131 $ 117,766,972

typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the current fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the current fiscal period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
NUV
$ 120,825,000 $ — $ 120,825,000
NUW
20,925,000 — 20,925,000
NMI
— — —
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
NUV
$ 120,825,000 2.94%
NUW
20,925,000 2.95
NMI
— —

Notes to Financial Statements
(continued)
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the current fiscal period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in
certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as "shortfall payment"). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse
Trusts” on the Statement of Assets and Liabilities. During the current fiscal period, none of the Funds made shortfall Payments.
As of the end of the current fiscal period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
Sale of Vistra Vision interests:
On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest.
In exchange for its interest in Vistra Vision, the Funds will receive proceeds from the sale over a series of payments from Vistra through December
31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
NUV
$ 120,825,000 $ — $ 120,825,000
NUW
20,925,000 — 20,925,000
NMI
— — —
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
NUV
$ 125,572,857 $ 126,103,299
NUW
25,495,207 28,793,867
NMI
19,674,729 8,773,666

5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Shares Equity Shelf Programs and Offering Costs:
The following Funds have filed a registration statement with the Securities and
Exchange Commission ("SEC") authorizing each Fund to issue additional common shares through one or more equity shelf programs (“Shelf
Offering”), which became effective with the SEC during the current fiscal period.
Under this Shelf Offering, the Funds, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above each Fund’s NAV per common share. In the event the Fund’s
Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Maximum aggregate offering, common shares sold and offering proceeds, net of offering costs under each Fund’s Shelf Offering during the Fund’s current and prior fiscal periods were as follows:
Costs incurred by the Fund in connection with its initial shelf registration are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining one year after effectiveness of the initial shelf registration will be expensed. Costs incurred by the Fund to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
Common Share Transactions:
 Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
NUV NMI
Six Months
Ended
4/30/26
Year Ended
10/31/25
Six Months
Ended
4/30/26
Year Ended
10/31/25
Maximum aggregate offering Unlimited* - 2,000,000 2,000,000
Common shares sold 1,028,948 - 781,103 1,218,817
Offering proceeds, net of offering costs 9,376,997 - 7,710,230 11,884,740
*      For the period March 27, 2026 through April 30, 2026.
NUV NMI
Unaudited
Six Months
Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months
Ended
4/30/26
Year Ended
10/31/25
Common Shares:
Sold through shelf offering 1,028,948 — 781,103 1,218,817
Issued to shareholders due to reinvestment of distributions — — 5,403 5,457
Total 1,028,948 — 786,506 1,224,274
Weighted average common share:
Premium to NAV per shelf offering common share sold 0.42% –% 1.61% 2.45%

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of NUW the AMT applicable to individuals to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser and for NUV a gross interest income component. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Annual fund-level fee, payable monthly, for NUV is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NUV
$ 1,829,965,819 $ 81,572,622 $ (25,318,696) $ 56,253,926
NUW
257,788,292 10,003,386 (3,318,109) 6,685,277
NMI
116,533,199 2,695,147 (1,461,374) 1,233,773
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NUV
$ 5,720,064 $ 1,476,554 $ — $ 66,755,487 $ (123,460,783) $ — $ (6,745,102) $ (56,253,780)
NUW
650,522 3,133 — 9,786,783 (7,035,424) — (870,640) 2,534,374
NMI
453,638 10,952 — 1,497,822 (6,992,560) — (425,315) (5,455,463)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2025 and paid on November 3, 2025.
Fund Short-Term Long-Term Total
NUV $ 49,646,978 $ 73,813,805 $ 123,460,783
NUW 1,505,075 5,530,349 7,035,424
NMI 3,246,788 3,745,772 6,992,560
NUV
Average Daily Managed Assets*
Fund-Level Fee
Rate
For the first $500 million 0.1500%
For the next $500 million 0.1250
For net assets over $1 billion 0.1000

In addition, NUV pays an annual management fee, payable monthly, based on gross interest income (excluding interest on bonds underlying a “self-
deposited inverse floater” trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) as follows:
The annual fund-level fee, payable monthly, for NUW and NMI is calculated according to the following schedules:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the annual complex-level fee for each Fund was as follows:
NUV
Gross Interest Income
Gross Income Fee
Rate
For the first $50 million 4.125%
For the next $50 million 4.000
For gross income over $100 million 3.875
NUW
Average Daily Managed Assets*
Fund-Level Fee
Rate
For the first $125 million 0.4000%
For the next $125 million 0.3875
For the next $250 million 0.3750
For the next $500 million 0.3625
For the next $1 billion 0.3500
For the next $3 billion 0.3250
For managed assets over $5 billion 0.3125
NMI
Average Daily Net Assets
Fund-Level Fee
Rate
For the first $125 million 0.4500%
For the next $125 million 0.4375
For the next $250 million 0.4250
For the next $500 million 0.4125
For the next $1 billion 0.4000
For the next $3 billion 0.3750
For net assets over $5 billion 0.3625
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
NUV
0.1557%
NUW
0.1557
NMI
0.1557

Notes to Financial Statements
(continued)
The Adviser has voluntarily agreed to waive its investment management fees for a Fund, and/or reimburse other expenses of the Fund, in an amount equal to the management fee of the Nuveen exchange-traded funds (the “Nuveen ETFs”) paid by the Fund on its investment in the Nuveen ETFs in order for the Fund’s net expenses to not increase due to the impact of the Nuveen ETFs’ management fees. The Adviser will adjust each Fund’s other expense reimbursement arrangements, as necessary, to record the impact of this waiver and/or reimbursement. Such voluntary commitment will be in force for as long the Fund invests in the Nuveen ETFs and may only be amended with approval of the Board. See Affiliated Investments in these
Notes to Financial Statements for more information on the Nuveen ETFs held by the Funds during the current fiscal period.
Other Transactions with Affiliates:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund did not engage in cross-trades pursuant to these procedures.
Affiliated Investments:
 Investments in other investment companies advised by the Adviser are deemed to be “affiliated investments”. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form
N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, or upon request by calling (800) 257-
8787. Information regarding transactions with affiliated investments is as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the current fiscal period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the current fiscal period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the following Funds utilized this facility. Each Fund’s maximum outstanding balance during the utilization period was as follows:
Issue
Value at
10/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
4/30/26
Value at
4/30/26
Dividend
Income
NUV
Exchange-Traded Funds
Nuveen High Yield Municipal
Income ETF $3,749,190 $– $– $– $(6,360) 150,000 $3,742,830 $84,780
Nuveen Municipal Income ETF $3,147,388 $– $– $– $(1,763) 125,000 $3,145,625 $54,225
Total $6,896,578 $– $– $– $(8,123) 275,000 $6,888,455 $139,005

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the current fiscal period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Inter-Fund Lending Program:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-
end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund
Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than
10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current fiscal period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
11. Subsequent Events
Line of Credit:
During June 2026, the Participating Funds renewed the standby credit facility through June 2027 and reduced the drawn interest rate to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.10% per annum or (b) the Fed Funds Effective Rate plus 1.10% per annum on amounts borrowed from the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20%
per annum on amounts borrowed. All other terms remain unchanged.
Fund
Maximum
Outstanding
Balance
NUV
$ 17,426,402
NUW
3,893,716
NMI
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NUV
26 $ 8,823,362 4.97%
NUW
15 1,663,443 5.04
NMI
— — —

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Directors/Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers
LLP
One North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NUV NUW NMI
Common shares repurchased 0 0 0

Glossary of Terms Used in this Report

(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Industrial Development Revenue Bond (IDR):
A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
Inverse Floating Rate Securities:
Inverse floating rate securities, are the residual interest in a tender option bond (TOB)
trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds
: Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond.
Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Statement Regarding Basis for Approval of
Investment Advisory Contract
(U
naudited)
Nuveen Municipal Value Fund, Inc.
Nuveen AMT-Free Municipal Value Fund
Nuveen Municipal Income Fund, Inc.
(collectively, the “Funds” )
I. The Approval Process
At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Boards of Trustees or Directors, as applicable (collectively, the “Board”
and each Trustee or Director, as applicable, a “Board Member”), of the Funds approved, for their respective Fund, the renewal of the investment management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”) pursuant to which NFAL serves as the investment adviser to such Fund. Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement
(each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. The Nuveen fund complex consists of the group of funds advised by NFAL (the “NFAL Funds”), including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL,” and such funds, the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA. The Sub-Adviser is also an affiliate of NFAL.
The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the
Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund.
In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Investment
Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management
Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are
collectively, the “Fund Advisers” and each, a “Fund Adviser.”
In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members
considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d)
compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable);
(f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; (j) management of distributions; and (k) with respect to closed-end funds, closed-end fund market activity, capital management initiatives, institutional ownership, management of leverage financing, the secondary market trading of the closed-end funds and any actions taken to address market discounts to net asset value.
In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b) a review of the Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a description of portfolio manager compensation; (h) certain profitability and/or financial data; (i) a summary of the investments made in 2025 by the Adviser and/or its affiliates in technology enhancements; and (j) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial
Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe, as well as a description of Broadridge’s methodology in compiling the expense universe.
The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the
Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the Advisory
Agreements.

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”)
to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the
Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.
The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory
Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.
In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the Advisory Agreements through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of the Advisory
Agreements is set forth in Section II below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel;
succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.
In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through a sub-adviser. In this regard, the Funds utilize the Sub-Adviser and its investment teams to manage the portfolios of the Funds subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the Sub-Adviser and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.
The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The
Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.
In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers,

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management;
oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.
With respect to closed-end Nuveen funds, such services also include managing leverage; managing distributions; providing capital management and secondary market services (such as implementing common share shelf offerings, rights offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that, with respect to such funds, management actively monitors any discount from net asset value per share at which the respective fund’s common stock trades and evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee
monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment
Committee considered, among other things, Fund performance (based on net asset value net of fees) over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”)
and to a benchmark for the prescribed periods. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.
In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.
With respect to closed-end Nuveen funds, the Board also considered that secondary market trading of shares of the closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-End Fund Committee reviewed certain performance data reflecting, among other things, premium/discount data at their quarterly meetings with an annual review of the closed-end fund market for the 2025 calendar year at the February Meeting. As applicable, the Board considered, among other things, the impact of leverage on a closed-end fund’s common share earnings and total return.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.
Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.
With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of the annual review, the Board Members considered, among other things, the management fee schedules for the respective Fund. In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.
In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-
wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.
The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data.
More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”). The Board considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes for closed-end funds) that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.
In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.
The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.
The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.
In addition, although the Board reviewed a fund’s net total expense ratio both including and excluding investment-related expenses (e.g., leverage costs) for certain of the closed-end Nuveen funds, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund and therefore generally considered the fund’s net total expense ratio and fees excluding investment-related costs and taxes for the closed-end funds. The Board also considered that the use of leverage for closed-
end funds may create a conflict of interest for the Adviser and Sub-Adviser (as applicable) given the increase of assets from leverage upon which an advisory or sub-advisory fee is based but also considered the impact of leverage on the applicable fund’s return.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts
(“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable).
The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements;

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. The Board, however, considered that there were no comparable clients for the closed-end Nuveen funds. Further, the Board considered the differences in risks the
Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.
With respect to the Sub-Adviser, the Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.
The Board concluded that the varying levels of fees were reasonable given the foregoing.
3. Profitability of Fund Advisers
In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b)
certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate
(i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.
In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.
Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).
Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.
The Board considered the Funds’ advisory fee structure, including breakpoint schedules (as applicable). The Board considered that the management fees of the funds generally are comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board revised the breakpoint schedule which reduced the complex-level fee rates at various thresholds and expanded the assets included in calculating the complex-level fee rates. The Board considered that the complex-
level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-
level breakpoints and the complex-level breakpoints for the 2025 calendar year. With respect to closed-end funds, the Board considered the limited ability of closed-end funds to increase their assets as fund growth is primarily a result of portfolio appreciation with some funds occasionally raising assets in rights offerings and shelf offerings. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.
The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).
Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the
Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024.
In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Additional Fund-Specific Factors
For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.
______________________________________________________________________________
Nuveen Municipal Value Fund, Inc.
Relative Net Performance
Comparative Fees and Expenses
•• In considering performance, the Board considered, among other things, that the Performance Peer Group was classified as low for relevancy.
•• In its review, the Board considered, among other things, the small size of the Expense Universe, which was comprised of two other Nuveen funds, limiting the value of the comparative data.
One-Year Period Three-Year Period Five-Year Period
Performance Peer Group Quartile
Fourth Quartile Third Quartile Fourth Quartile
Performance Benchmark
Underperformed Underperformed Underperformed
Expense Universe
Actual Management Fee Rate
At Median
Net Total Expense Ratio
Below Median

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
______________________________________________________________________________
Nuveen AMT-Free Municipal Value Fund
Relative Net Performance
Comparative Fees and Expenses
•• In considering performance, the Board considered, among other things, that the Performance Peer Group was classified as low for relevancy.
•• In considering the Fund’s position relative to the peers in the Expense Universe, the Board considered, among other things, the small size of the set of peers in the Expense Universe, which was comprised of two other Nuveen funds, as well as a discussion of the differences in investment strategies of the peers limiting some of the value of the comparative data.
•• The Board considered that the Fund’s total expense ratio increased minimally from the prior year.
______________________________________________________________________________
Nuveen Municipal Income Fund, Inc.
Relative Net Performance
Comparative Fees and Expenses
•• In considering performance, the Board considered, among other things, that the Performance Peer Group was classified as low for relevancy.
___________________________________________________________________________
G. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each
Fund and that the Advisory Agreements be renewed for an additional one-year period.
II. Subsequent Approvals of Advisory Agreements
As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees or directors (as applicable), approves its continuance.
During the annual review, management and the Board proposed, in relevant part, to reset the annual review schedule for the advisory and sub-
advisory agreements of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline.
One-Year Period Three-Year Period Five-Year Period
Performance Peer Group Quartile
Third Quartile Second Quartile Third Quartile
Performance Benchmark
Underperformed Performed in line with Underperformed
Expense Universe
Actual Management Fee Rate
Above Median
Net Total Expense Ratio
Above Median
One-Year Period Three-Year Period Five-Year Period
Performance Peer Group Quartile
Third Quartile Third Quartile First Quartile
Performance Benchmark
Underperformed Underperformed Underperformed
Expense Universe
Actual Management Fee Rate
Below Median
Net Total Expense Ratio
Below Median

At its May Meeting, with respect to the Funds, the Board approved the Investment Management Agreements with certain minor changes and the
Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Advisory Agreements.
In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the
Adviser and the Sub-Adviser and considered the information received and their evaluations and conclusions drawn at the annual review. The
Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory
Agreements at the Meeting remained unchanged in all material respects. Further, with respect to the continuance of the Advisory Agreements, the
Board considered the terms of such agreements with certain minor changes as appropriate to reflect an internal restructuring.
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the fees of each of the Adviser and Sub-Adviser were reasonable in light of the services provided to each Fund and that each Advisory Agreement be renewed for an additional one-year period through July 31, 2027.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-A-0426P 5444424
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.   Code of Ethics.

Not applicable to this filing.

Item 3.    Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.    Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.    Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Not applicable to this filing.

(a)(4)	Not applicable to this filing.

(b)	As of the date of filing this report, Margot A. Kleinman was added as a portfolio manager of the Nuveen AMT-Free Municipal Value Fund effective February 27, 2026.

Nuveen Fund Advisors, LLC is the registrant’s investment adviser (also referred to as the “Adviser”). The Adviser is responsible for the selection and on-going monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain clerical, bookkeeping and administrative services. The Adviser has engaged Nuveen Asset Management, LLC (“Nuveen Asset Management” or “Sub-Adviser”) as Sub-Adviser to provide discretionary investment advisory services. The following section provides information on the portfolio manager at the Sub-Adviser:

Portfolio Manager Biography

As of the date of filing this report, the following individual at the Sub-Adviser (the “Portfolio Manager”) has primary responsibility for the day-to-day implementation of the registrant’s investment strategies:

Margot A. Kleinman is Head of Research for municipal fixed income at Nuveen. She leads the municipal credit research team, which is among the largest and most experienced in the industry. Margot is also a Portfolio Manager for several investment grade closed-end funds. Margot joined Nuveen in 2009 as municipal credit research analyst specializing in the education sector that includes higher education and charter schools. She is considered an expert in municipal bonds that are used to finance education infrastructure, and she is a leading voice who helps establish credit standards and disclosure practices for credits in the municipal market. Before joining the firm, Margot was a municipal credit analyst on the higher education and not for profit ratings team at Moody’s Investors Service. She started her career in 2002 in equity research at Credit Suisse. Margot graduated with a B.A. from the University of Pennsylvania and a M.P.A. from New York University. Margot is a member of the Chicago Municipal Analysts Society and the National Federation of Municipal Analysts.

Other Accounts Managed by Portfolio Manager

Other Accounts Managed. In addition to managing the registrant, the Portfolio Manager is also primarily responsible for the day-to-day portfolio management of the following accounts:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets*
Margot A. Kleinman	Registered Investment Company	1	$1.90 billion
	Other Pooled Investment Vehicles	0	$0
	Other Accounts	0	$0
*	Assets are as of April 30, 2026. None of the assets in these accounts are subject to an advisory fee based on performance.

Potential Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented a number of potential conflicts, including, among others, those discussed below.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Nuveen Asset Management seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Nuveen Asset Management has adopted procedures for allocating limited opportunities across multiple accounts.

With respect to many of its clients’ accounts, Nuveen Asset Management determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Nuveen Asset Management may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Nuveen Asset Management may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by a portfolio manager. Finally, the appearance of a conflict of interest may arise where Nuveen Asset Management has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

Conflicts of interest may also arise when the Sub-Adviser invests one or more of its client accounts in different or multiple parts of the same issuer’s capital structure, including investments in public versus private securities, debt versus equity, or senior versus junior/subordinated debt, or otherwise where there are different or inconsistent rights or benefits. Decisions or actions such as investing, trading, proxy voting, exercising, waiving or amending rights or covenants, workout activity, or serving on a board, committee or other involvement in governance may result in conflicts of interest between clients holding different securities or investments. Generally, individual portfolio managers will seek to act in a manner that they believe serves the best interest of the accounts they manage. In cases where a portfolio manager or team faces a conflict among its client accounts, it will seek to act in a manner that it believes best reflects its overall fiduciary duty, which may result in relative advantages or disadvantages for particular accounts.

Nuveen Asset Management has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Nuveen Asset Management or its affiliates, including TIAA, sponsor an array of financial products for retirement and other investment goals, and provide services worldwide to a diverse customer base. Accordingly, from time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual restrictions that arise due to another client account’s investments and/or the internal policies of Nuveen Asset Management, TIAA or its affiliates designed to comply with such restrictions. As a result, there may be periods, for example, when Nuveen Asset Management will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which investment limits have been reached.

The investment activities of Nuveen Asset Management or its affiliates may also limit the investment strategies and rights of the Funds. For example, in certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by Nuveen Asset Management or its affiliates for the Funds and other client accounts that may not be exceeded without the grant of a license or other regulatory or corporate consent. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of Nuveen Asset Management, on behalf of the Funds or other client accounts, to purchase or dispose of investments or exercise rights or undertake business transactions may be restricted by regulation or otherwise impaired. As a result, Nuveen Asset Management, on behalf of the Funds or other client accounts, may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when Nuveen Asset Management, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

Fund Manager Compensation

As of the most recently completed fiscal year end, the primary Portfolio Manager’s compensation is as follows:

Portfolio manager compensation consists primarily of base salary and variable components consisting of (i) a cash bonus; (ii) a long-term performance award; and (iii) participation in a profits interest plan.

Base salary. A portfolio manager’s base salary is determined based upon an analysis of the portfolio manager’s general performance, experience and market levels of base pay for such position.

Cash bonus. A portfolio manager is eligible to receive an annual cash bonus that is based on three variables: risk-adjusted investment performance relative to benchmark generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), ranking versus Morningstar peer funds generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), and management and peer reviews.

Long-term performance award. A portfolio manager is eligible to receive a long-term performance award that vests after three years. The amount of the award when granted is based on the same factors used in determining the cash bonus. The value of the award at the completion of the three-year vesting period is adjusted based on the risk-adjusted investment performance of Fund(s) managed by the portfolio manager during the vesting period and the performance of the TIAA organization as a whole.

Profits interest plan. Portfolio managers are eligible to receive profits interests in Nuveen Asset Management and its affiliate, Teachers Advisors, LLC, which vest over time and entitle their holders to a percentage of the firms’ annual profits. Profits interests are allocated to each portfolio manager based on such person’s overall contribution to the firms.

There are generally no differences between the methods used to determine compensation with respect to the Fund and the Other Accounts shown in the table above.

Beneficial Ownership of NUW Securities

As of April 30, 2026, the portfolio manager beneficially owned the following dollar range of equity securities issued by the Fund.

Name of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000

Margot A. Kleinman	X

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen AMT-Free Municipal Value Fund

Date: July 2, 2026	By: /s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 2, 2026	By: /s/ David J. Lamb
David J. Lamb
Chief Administrative Officer (principal executive officer)

Date: July 2, 2026	By: /s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)